As filed with the Securities and Exchange Commission on November 23, 2005


                                            REGISTRATION STATEMENT NO. 333-69773
                                                                       811-07411

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   ----------

                                    FORM N-6

                  REGISTRATION UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 9

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 54


              THE TRAVELERS FUND UL II FOR VARIABLE LIFE INSURANCE
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                              MARIE C. SWIFT, ESQ.
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[X]   immediately upon filing pursuant to paragraph (b)

[ ]   on (date) pursuant to paragraph (b)

[ ]   __ days after filing pursuant to paragraph (a)(1)

[ ]   on _____ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

_____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being registered: Flexible Premium Variable Survivorship Life Insurance Policies


================================================================================

                                   FILING NOTE

The purpose of this Post-Effective Amendment No. 9 is to file the attached Supplement Dated November 23, 2005 to the Travelers Variable Survivorship Life Insurance Policy Prospectus Dated May 2, 2005.

The following documents are incorporated herein by reference:

     Travelers Variable Survivorship Life Insurance Policy Prospectus and Statement of Additional Information dated May 2, 2005 filed with the Securities and Exchange Commission on April 29, 2005 on Form N-6 as Post-Effective Amendment No. 8 to the Registration Statement No. 333-69773.

                                     PART A

                          SUPPLEMENT TO THE PROSPECTUS

                             TRAVELERS VARIABLE LIFE
                      TRAVELERS VARIABLE SURVIVORSHIP LIFE
                     TRAVELERS VARIABLE SURVIVORSHIP LIFE II
                 TRAVELERS VARIABLE LIFE ACCUMULATOR - SERIES 3
                            TRAVELERS MARKETLIFE(SM)
                                   VINTAGELIFE

                            ISSUED TO INDIVIDUALS BY:
  THE TRAVELERS INSURANCE COMPANY - THE TRAVELERS FUND UL (A SEPARATE ACCOUNT)
                                       OR
        THE TRAVELERS LIFE AND ANNUITY COMPANY - THE TRAVELERS FUND UL II
                              (A SEPARATE ACCOUNT)


                       SUPPLEMENT DATED NOVEMBER 23, 2005
                                     TO THE
                         PROSPECTUSES DATED MAY 2, 2005


This supplements the information contained in the Prospectuses for the above-referenced flexible premium variable life insurance policies dated May 2, 2005, as supplemented.

Effective immediately, the MFS Value Portfolio of The Travelers Series Trust is available as an additional Investment Option under the Policies. Accordingly, the Portfolio's name is hereby added to page 1 of the Prospectuses under the heading The Travelers Series Trust. In addition, the following information is added to the FUND FEES AND EXPENSES table that appears in the FUND CHARGES AND EXPENSES section of the Prospectuses:

                                            DISTRIBUTION
                                               AND/OR                   TOTAL    CONTRACTUAL FEE     NET TOTAL
                                               SERVICE                 ANNUAL         WAIVER           ANNUAL
UNDERLYING                     MANAGEMENT      (12b-1)      OTHER     OPERATING   AND/OR EXPENSE     OPERATING
FUND:                             FEE           FEES       EXPENSES    EXPENSES   REIMBURSEMENT       EXPENSES
-------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
   MFS Value Portfolio......     0.72%            --         0.39%       1.11%           --              __(a)

The following note is added to the NOTES following the FUND FEES AND EXPENSES table:

(a) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $600 million of net assets; 0.725% on the next $300 million; 0.70% on the next $600 million; 0.675% on the next $1 billion and 0.625% on assets in excess of $2.5 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. Fund has a voluntary waiver of 1.00%. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

The following is added to the table that appears under THE FUNDS section of the
Prospectuses:

              FUNDING                                INVESTMENT                             INVESTMENT
               OPTION                                OBJECTIVE                          ADVISER/SUBADVISER
-------------------------------------   -------------------------------------    ---------------------------------
THE TRAVELERS SERIES TRUST
   MFS Value Portfolio                  Seeks capital appreciation and           TAMIC
                                        reasonable income.  The Fund             Subadviser: MFS
                                        normally invests in income
                                        producing equity securities of
                                        companies believed to be
                                        undervalued in the market.



L- 24561

                              TRAVELERS MARKETLIFE
                             TRAVELERS VARIABLE LIFE
                       TRAVELERS VARIABLE LIFE ACCUMULATOR
                      TRAVELERS VARIABLE SURVIVORSHIP LIFE
                     TRAVELERS VARIABLE SURVIVORSHIP LIFE II
                 TRAVELERS VARIABLE LIFE ACCUMULATOR - SERIES 2




                   PART B: STATEMENT OF ADDITIONAL INFORMATION
                                      (SAI)


                                      DATED


                    MAY 2, 2005 AS REVISED NOVEMBER 23, 2005


                                       FOR


              THE TRAVELERS FUND UL II FOR VARIABLE LIFE INSURANCE
                                  (REGISTRANT)


                                    ISSUED BY


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (DEPOSITOR)


This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains additional information about the Contracts and The Travelers Life and Annuity Company. You should read this SAI in conjunction with the prospectuses for the Flexible Premium Variable Life Insurance Contract dated May 2, 2005 for Travelers MarketLife, Travelers Variable Life, Travelers Variable Life Accumulator, Travelers Variable Life Accumulator - Series 2, Travelers Variable Survivorship Life, and Travelers Variable Survivorship Life II ("the Contracts"). The defined terms used in this SAI are as defined in the prospectuses.


Copies of the prospectuses may be obtained by writing to The Travelers Life and Annuity Company, One Cityplace, Hartford, Connecticut 06103-3415, or by calling 1-800-334-4298 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY                                                3
   The Depositor                                                               3
   State Regulation                                                            3
   The Registrant                                                              3
   Registration Statement                                                      3
   The Custodian                                                               3
UNDERWRITING AND SERVICE AGREEMENTS                                            3
   Distribution and Principal Underwriting Agreement                           3
   Compensation                                                                4
   Distribution and Service Fees (12b-1 fees)                                  4
VALUATION OF ASSETS                                                            4
   Investment Options                                                          4
   Cash Value                                                                  4
   Accumulation Unit Value                                                     5
ADDITIONAL INFORMATION ABOUT CONTRACT CHARGES                                  5
   Special Purchase Plans                                                      5
   Underwriting Procedures                                                     5
   Increases and Decreases in Stated Amount                                    5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                  5
FINANCIAL STATEMENTS                                                           5

                         GENERAL INFORMATION AND HISTORY

THE DEPOSITOR. The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states, (except New York) and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06183-3415 and its telephone number is (860) 308-1000.


The Company is a wholly owned subsidiary of The Travelers Insurance Company, which is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its affiliates and subsidiaries, is a leading provider of insurance and other financial services to a broad spectrum of individual and institutional customers.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the Commissioner). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE REGISTRANT. The Travelers Life and Annuity Company sponsors a separate account: The Travelers Fund UL II for Variable Life Insurance (Fund UL II). Fund UL II was established under the laws of Connecticut on October 17, 1995. Fund UL II is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "a separate account." Separate Accounts are primarily designed to keep policy assets separate from other company assets.


REGISTRATION STATEMENT. A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statement, its amendments and exhibits, contain information beyond that found in the prospectuses and the SAI.


THE CUSTODIAN. The Company holds title to the assets in the Separate Account.


                       UNDERWRITING AND SERVICE AGREEMENTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

--------------------------------------------------------------------------------
                                                        AMOUNT OF UNDERWRITING
                        UNDERWRITING COMMISSIONS PAID    COMMISSIONS RETAINED
        YEAR               TO TDLLC BY THE COMPANY             BY TDLLC
--------------------------------------------------------------------------------

        2004                       $17,562                        $0
--------------------------------------------------------------------------------

        2003                       $22,759                        $0
--------------------------------------------------------------------------------

        2002                       $34,874                        $0
--------------------------------------------------------------------------------

The Policies are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Policies but are exempt from registration. Applications for the Contracts are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. We intend to offer the Policy in all jurisdictions where we are licensed to do business and where the Policy is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

                               VALUATION OF ASSETS

INVESTMENT OPTIONS: The value of the assets of each Investment Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CASH VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an Investment Option from one valuation period to the next. The net investment factor for an Investment Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Investment Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of an Investment Option is equal to (a) minus (b), divided by (c) where:

          (a) = investment income plus capital gains and losses (whether realized or unrealized);

          (b) = any deduction for applicable taxes (presently zero); and

          (c) = the value of the assets of the Investment Option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. An Investment Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Investment Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Investment Option and takes into account the investment performance, expenses and the deduction of certain expenses.

                  ADDITIONAL INFORMATION ABOUT CONTRACT CHARGES

SPECIAL PURCHASE PLANS. We reserve the right to waive all or a part of any fee we charge under the Contract (excluding Fund expenses). Factors we consider include one or more of the following: size and type of group to whom the Contract is issues; amount of expected premiums; relationship with us or an affiliated company, receiving distributions or making transfers from other contracts we or one of our affiliates issue; type and frequency of administrative and sales service provided; or any other factor we determine relevant. Any fee modification will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued.

UNDERWRITING PROCEDURES. The Contract's cost of insurance depends on the insured's sex, issue age, risk class and length of time the Contract has been in force. The rates will vary depending on tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the Insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables. The maximum rates for the tables-rated substandard insureds are based on a multiple (shown in the schedule pages of the Contract) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

The cost of insurance rates, Policy charges, and payment options for Contracts issued in Montana, and perhaps other states are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

INCREASES AND DECREASES IN STATED AMOUNT. After the first Policy Year, You may request in writing to change the Stated Amount. When your Stated Amount changes, your policy charges and possibly your Death Benefit will also change. If you increase or decrease your Stated Amount your Contract may become a modified endowment contract (MEC) under federal tax law (please see the Federal Income Taxes section of the Prospectus for more information and consult your tax adviser for information on the impact a modified endowment contract may effect you).

Under some circumstances you will need to provide evidence that the insured(s) is still insurable. Any change in Stated Amount will be effective on either the next or prior Monthly Deduction Date after the change has been approved by us.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, and the financial statements of The Travelers Fund UL II for Variable Life Insurance as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


                              FINANCIAL STATEMENTS

The financial statements of The Travelers Life and Annuity Company and The Travelers Fund UL II for Variable Life Insurance follow this page of the SAI. The financial statements of The Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the separate accounts.

ANNUAL REPORT
DECEMBER 31, 2004

                           THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                               DREYFUS
                                                                STOCK
                                                                INDEX
                                           CAPITAL              FUND -               MANAGED               MONEY
                                        APPRECIATION           INITIAL                ASSETS               MARKET
                                            FUND                SHARES                TRUST              PORTFOLIO
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $ 20,626,006         $ 18,769,591         $  4,828,709         $ 36,538,043

  Receivables:
    Dividends ................                    --                   --                   --               32,120
                                        ------------         ------------         ------------         ------------

      Total Assets ...........            20,626,006           18,769,591            4,828,709           36,570,163
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $ 20,626,006         $ 18,769,591         $  4,828,709         $ 36,570,163
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                          ALLIANCEBERNSTEIN          GLOBAL
                                                               PREMIER               GROWTH               GROWTH
                                            THE                 GROWTH               FUND -               FUND -
                                           MERGER            PORTFOLIO -            CLASS 2              CLASS 2
                                          FUND VL              CLASS B               SHARES               SHARES
                                        ------------      -----------------       ------------         ------------
ASSETS:
  Investments at market value:          $  1,250,204         $  1,389,594         $  7,066,679         $ 29,362,852

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........             1,250,204            1,389,594            7,066,679           29,362,852
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $  1,250,204         $  1,389,594         $  7,066,679         $ 29,362,852
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                    DREYFUS
                           CREDIT             DELAWARE               VIF -              DREYFUS
                           SUISSE               VIP               DEVELOPING             VIF -               FRANKLIN
  GROWTH-INCOME            TRUST                REIT                LEADERS           APPRECIATION          SMALL CAP
     FUND -               EMERGING            SERIES -            PORTFOLIO -         PORTFOLIO -             FUND -
     CLASS 2              MARKETS             STANDARD              INITIAL             INITIAL              CLASS 2
     SHARES              PORTFOLIO             CLASS                SHARES               SHARES               SHARES
  -------------        ------------         ------------         ------------         ------------         ------------
  $ 17,314,498         $  1,620,117         $  1,064,521         $ 11,012,737         $    369,541         $  4,670,298


            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

    17,314,498            1,620,117            1,064,521           11,012,737              369,541            4,670,298
  ------------         ------------         ------------         ------------         ------------         ------------




            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $ 17,314,498         $  1,620,117         $  1,064,521         $ 11,012,737         $    369,541         $  4,670,298
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                              TEMPLETON                                 TEMPLETON
                                           MUTUAL             DEVELOPING           TEMPLETON              GLOBAL
                                           SHARES              MARKETS              FOREIGN               ASSET
                                         SECURITIES           SECURITIES           SECURITIES           ALLOCATION
                                           FUND -               FUND -               FUND -               FUND -
                                           CLASS 2             CLASS 2              CLASS 2              CLASS 1
                                           SHARES               SHARES               SHARES               SHARES
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $  1,666,637         $    100,224         $  6,895,107         $  1,514,268

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........             1,666,637              100,224            6,895,107            1,514,268
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $  1,666,637         $    100,224         $  6,895,107         $  1,514,268
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

    TEMPLETON
     GLOBAL              TEMPLETON
     INCOME                GROWTH             GOLDMAN               EQUITY                                    GLOBAL
   SECURITIES            SECURITIES            SACHS                 INDEX                                  TECHNOLOGY
     FUND -                FUND -             CAPITAL             PORTFOLIO -          FUNDAMENTAL         PORTFOLIO -
     CLASS 1              CLASS 1              GROWTH               CLASS I               VALUE              SERVICE
     SHARES                SHARES               FUND                SHARES              PORTFOLIO             SHARES
  ------------         ------------         ------------         ------------         ------------         ------------
  $    750,082         $  9,576,773         $  3,181,354         $ 29,898,620         $ 27,150,439         $  1,623,242


            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

       750,082            9,576,773            3,181,354           29,898,620           27,150,439            1,623,242
  ------------         ------------         ------------         ------------         ------------         ------------




            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $    750,082         $  9,576,773         $  3,181,354         $ 29,898,620         $ 27,150,439         $  1,623,242
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           MID CAP             WORLDWIDE                                  TOTAL
                                           GROWTH                GROWTH              LAZARD               RETURN
                                         PORTFOLIO -          PORTFOLIO -          RETIREMENT          PORTFOLIO -
                                           SERVICE              SERVICE            SMALL CAP          ADMINISTRATIVE
                                           SHARES                SHARES            PORTFOLIO              CLASS
                                        ------------         ------------         ------------        --------------
ASSETS:
  Investments at market value:          $  6,682,248         $  5,802,316         $  2,321,023         $ 26,060,362

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........             6,682,248            5,802,316            2,321,023           26,060,362
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $  6,682,248         $  5,802,316         $  2,321,023         $ 26,060,362
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

     PIONEER             PUTNAM VT            PUTNAM VT            PUTNAM VT             EAFE(R)
     MID CAP             DISCOVERY          INTERNATIONAL          SMALL CAP             EQUITY             SMALL CAP
    VALUE VCT              GROWTH               EQUITY               VALUE               INDEX                INDEX
   PORTFOLIO -             FUND -               FUND -              FUND -               FUND -               FUND -
    CLASS II              CLASS IB             CLASS IB            CLASS IB             CLASS A              CLASS A
     SHARES                SHARES               SHARES              SHARES               SHARES               SHARES
  ------------         ------------         -------------        ------------         ------------         ------------
  $  3,563,928         $    154,562         $  5,202,050         $  3,176,235         $  7,481,571         $ 13,151,727


            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

     3,563,928              154,562            5,202,050            3,176,235            7,481,571           13,151,727
  ------------         ------------         ------------         ------------         ------------         ------------




            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $  3,563,928         $    154,562         $  5,202,050         $  3,176,235         $  7,481,571         $ 13,151,727
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                               MULTIPLE
                                          MULTIPLE            DISCIPLINE
                                         DISCIPLINE          PORTFOLIO -
                                         PORTFOLIO -           BALANCED
                                           ALL CAP             ALL CAP            CONVERTIBLE             EQUITY
                                           GROWTH               GROWTH             SECURITIES             INCOME
                                          AND VALUE           AND VALUE            PORTFOLIO            PORTFOLIO
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $    263,679         $    128,417         $  3,347,888         $ 11,169,576

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........               263,679              128,417            3,347,888           11,169,576
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $    263,679         $    128,417         $  3,347,888         $ 11,169,576
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                          ZERO
                                                                                         COUPON
                            MFS                                      U.S.                 BOND                 AIM
     LARGE                MID CAP              PIONEER            GOVERNMENT              FUND               CAPITAL
      CAP                  GROWTH                FUND             SECURITIES           PORTFOLIO           APPRECIATION
   PORTFOLIO             PORTFOLIO            PORTFOLIO            PORTFOLIO          SERIES 2005           PORTFOLIO
  ------------         ------------         ------------         ------------         ------------         ------------
  $  2,039,055         $  2,328,978         $    934,399         $ 17,338,799         $  1,696,718         $  9,975,229


            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

     2,039,055            2,328,978              934,399           17,338,799            1,696,718            9,975,229
  ------------         ------------         ------------         ------------         ------------         ------------




            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $  2,039,055         $  2,328,978         $    934,399         $ 17,338,799         $  1,696,718         $  9,975,229
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                      SMITH               SMITH
                                            MFS                 PIONEER               BARNEY              BARNEY
                                           TOTAL               STRATEGIC            AGGRESSIVE             HIGH
                                          RETURN                 INCOME               GROWTH              INCOME
                                         PORTFOLIO             PORTFOLIO            PORTFOLIO           PORTFOLIO
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $ 22,419,516         $  6,021,050         $ 11,191,086         $ 10,692,316

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........            22,419,516            6,021,050           11,191,086           10,692,316
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $ 22,419,516         $  6,021,050         $ 11,191,086         $ 10,692,316
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

      SMITH                                    SMITH
     BARNEY                SMITH               BARNEY                                                        EMERGING
  INTERNATIONAL            BARNEY              LARGE                                     COMSTOCK             GROWTH
     ALL CAP               LARGE           CAPITALIZATION          STRATEGIC           PORTFOLIO -         PORTFOLIO -
     GROWTH              CAP VALUE             GROWTH               EQUITY               CLASS II            CLASS I
    PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO              SHARES              SHARES
  -------------        ------------        --------------        ------------         ------------         ------------
  $    535,345         $ 12,668,440         $ 14,584,174         $ 14,801,703         $    945,179         $  1,391,227


            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

       535,345           12,668,440           14,584,174           14,801,703              945,179            1,391,227
  ------------         ------------         ------------         ------------         ------------         ------------




            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $    535,345         $ 12,668,440         $ 14,584,174         $ 14,801,703         $    945,179         $  1,391,227
  ============         ============         ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                          EQUITY -                                     HIGH                ASSET
                                           INCOME                GROWTH               INCOME              MANAGER
                                         PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
                                           INITIAL              INITIAL              INITIAL              INITIAL
                                            CLASS                CLASS                CLASS                CLASS
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $ 11,304,067         $ 12,486,578         $  2,259,446         $  2,081,776

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........            11,304,067           12,486,578            2,259,446            2,081,776
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $ 11,304,067         $ 12,486,578         $  2,259,446         $  2,081,776
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

  CONTRAFUND(R)            MID CAP
  PORTFOLIO -            PORTFOLIO -
    SERVICE                SERVICE
     CLASS                 CLASS 2              COMBINED
  -------------         ------------          ------------

  $ 10,692,851          $  2,574,915          $497,708,565


            --                    --                32,120
  ------------          ------------          ------------

    10,692,851             2,574,915           497,740,685
  ------------          ------------          ------------




            --                    --                    --
  ------------          ------------          ------------

  $ 10,692,851          $  2,574,915          $497,740,685
  ============          ============          ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                             DREYFUS
                                                                              STOCK
                                                                              INDEX
                                                          CAPITAL             FUND -            MANAGED             MONEY
                                                       APPRECIATION          INITIAL             ASSETS             MARKET
                                                           FUND               SHARES             TRUST            PORTFOLIO
                                                       ------------        ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $         --        $    319,970       $    109,785       $    458,999
                                                       ------------        ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................             141,101             139,735             34,878            373,504
  Administrative charges ......................              12,892              13,751              1,799             23,123
                                                       ------------        ------------       ------------       ------------

    Total expenses ............................             153,993             153,486             36,677            396,627
                                                       ------------        ------------       ------------       ------------

      Net investment income (loss) ............            (153,993)            166,484             73,108             62,372
                                                       ------------        ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --             39,850                 --
    Realized gain (loss) on sale of investments              67,923             375,287              8,063                 --
                                                       ------------        ------------       ------------       ------------

      Realized gain (loss) ....................              67,923             375,287             47,913                 --
                                                       ------------        ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................           3,313,725           1,144,376            247,620                 --
                                                       ------------        ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $  3,227,655        $  1,686,147       $    368,641       $     62,372
                                                       ============        ============       ============       ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                             CREDIT
                     ALLIANCEBERNSTEIN         GLOBAL                                                        SUISSE
      THE                 PREMIER              GROWTH              GROWTH             GROWTH-INCOME          TRUST
     MERGER                GROWTH              FUND -              FUND -                 FUND -            EMERGING
      FUND              PORTFOLIO -           CLASS 2              CLASS 2               CLASS 2            MARKETS
       VL                 CLASS B              SHARES              SHARES                 SHARES           PORTFOLIO
  ------------       -----------------      ------------         ------------         -------------       ------------
  $         --         $         --         $     23,398         $     46,054         $    140,373        $      3,776
  ------------         ------------         ------------         ------------         ------------        ------------


         3,675               10,466               41,655              191,079              118,754              11,557
           375                  202                1,382               10,200                3,606                 133
  ------------         ------------         ------------         ------------         ------------        ------------

         4,050               10,668               43,037              201,279              122,360              11,690
  ------------         ------------         ------------         ------------         ------------        ------------

        (4,050)             (10,668)             (19,639)            (155,225)              18,013              (7,914)
  ------------         ------------         ------------         ------------         ------------        ------------



            --                   --                   --                   --                   --                  --
           165                  106               19,881              319,301              207,077               5,306
  ------------         ------------         ------------         ------------         ------------        ------------

           165                  106               19,881              319,301              207,077               5,306
  ------------         ------------         ------------         ------------         ------------        ------------


        71,619              108,605              710,343            2,721,219            1,213,950             195,191
  ------------         ------------         ------------         ------------         ------------        ------------



  $     67,734         $     98,043         $    710,585         $  2,885,295         $  1,439,040        $    192,583
  ============         ============         ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                              DREYFUS
                                                                               VIF -            DREYFUS
                                                         DELAWARE            DEVELOPING          VIF -             FRANKLIN
                                                         VIP REIT             LEADERS         APPRECIATION          SMALL
                                                         SERIES -           PORTFOLIO -       PORTFOLIO -         CAP FUND -
                                                         STANDARD             INITIAL           INITIAL            CLASS 2
                                                           CLASS               SHARES            SHARES             SHARES
                                                       ------------        ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $         --        $     20,903       $      6,056       $         --
                                                       ------------        ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................               2,075              76,353              2,336             32,016
  Administrative charges ......................                  63               6,108                 69              1,707
                                                       ------------        ------------       ------------       ------------

    Total expenses ............................               2,138              82,461              2,405             33,723
                                                       ------------        ------------       ------------       ------------

      Net investment income (loss) ............              (2,138)            (61,558)             3,651            (33,723)
                                                       ------------        ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                 --                 --
    Realized gain (loss) on sale of investments               1,140              80,683                270             51,462
                                                       ------------        ------------       ------------       ------------

      Realized gain (loss) ....................               1,140              80,683                270             51,462
                                                       ------------        ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................             136,023             906,274              8,583            424,229
                                                       ------------        ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    135,025        $    925,399       $     12,504       $    441,968
                                                       ============        ============       ============       ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                         TEMPLETON                                 TEMPLETON           TEMPLETON
     MUTUAL              DEVELOPING          TEMPLETON              GLOBAL               GLOBAL            TEMPLETON
     SHARES               MARKETS             FOREIGN                ASSET               INCOME              GROWTH
   SECURITIES            SECURITIES          SECURITIES           ALLOCATION           SECURITIES          SECURITIES
     FUND -                FUND -              FUND -               FUND -               FUND -              FUND -
     CLASS 2              CLASS 2             CLASS 2               CLASS 1             CLASS 1             CLASS 1
     SHARES                SHARES              SHARES               SHARES               SHARES              SHARES
  ------------         ------------         ------------         ------------         ------------        ------------
  $      9,273         $        148         $     36,906         $     42,071         $    154,343        $    105,227
  ------------         ------------         ------------         ------------         ------------        ------------


         9,481                  153               28,730               11,027               10,134              65,698
           228                   --                2,091                1,378                1,267               7,386
  ------------         ------------         ------------         ------------         ------------        ------------

         9,709                  153               30,821               12,405               11,401              73,084
  ------------         ------------         ------------         ------------         ------------        ------------

          (436)                  (5)               6,085               29,666              142,942              32,143
  ------------         ------------         ------------         ------------         ------------        ------------



            --                   --                   --                   --                   --                  --
         6,154                   39                2,565                2,347               87,227             439,095
  ------------         ------------         ------------         ------------         ------------        ------------

         6,154                   39                2,565                2,347               87,227             439,095
  ------------         ------------         ------------         ------------         ------------        ------------


       143,410               10,802              761,831              162,064              (70,564)            729,404
  ------------         ------------         ------------         ------------         ------------        ------------



  $    149,128         $     10,836         $    770,481         $    194,077         $    159,605        $  1,200,642
  ============         ============         ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         GOLDMAN               EQUITY                                GLOBAL
                                                          SACHS                INDEX                               TECHNOLOGY
                                                         CAPITAL            PORTFOLIO -        FUNDAMENTAL        PORTFOLIO -
                                                         GROWTH               CLASS I             VALUE             SERVICE
                                                          FUND                 SHARES           PORTFOLIO            SHARES
                                                       ------------        ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $     21,591        $    460,604       $    172,068       $         --
                                                       ------------        ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................              25,315             210,310            192,997             11,721
  Administrative charges ......................               2,700              12,174             12,846                391
                                                       ------------        ------------       ------------       ------------

    Total expenses ............................              28,015             222,484            205,843             12,112
                                                       ------------        ------------       ------------       ------------

      Net investment income (loss) ............              (6,424)            238,120            (33,775)           (12,112)
                                                       ------------        ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --            610,539                 --
    Realized gain (loss) on sale of investments              21,392             268,914            104,754            (95,765)
                                                       ------------        ------------       ------------       ------------

      Realized gain (loss) ....................              21,392             268,914            715,293            (95,765)
                                                       ------------        ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................             230,005           2,076,895          1,066,482             86,084
                                                       ------------        ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    244,973        $  2,583,929       $  1,748,000       $    (21,793)
                                                       ============        ============       ============       ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                         PIONEER            PUTNAM VT
     MID CAP             WORLDWIDE              LAZARD               TOTAL               MID CAP            DISCOVERY
     GROWTH                GROWTH             RETIREMENT            RETURN              VALUE VCT             GROWTH
   PORTFOLIO -          PORTFOLIO -             SMALL             PORTFOLIO -          PORTFOLIO -            FUND -
     SERVICE              SERVICE                CAP            ADMINISTRATIVE           CLASS II            CLASS IB
     SHARES                SHARES             PORTFOLIO              CLASS                SHARES              SHARES
  ------------         ------------         ------------        --------------        ------------        ------------
  $         --         $     50,254         $         --         $    483,891         $      8,193        $         --
  ------------         ------------         ------------         ------------         ------------        ------------


        37,795               40,599               14,052              207,946               21,040               1,137
         1,148                1,409                  772                9,794                  599                   4
  ------------         ------------         ------------         ------------         ------------        ------------

        38,943               42,008               14,824              217,740               21,639               1,141
  ------------         ------------         ------------         ------------         ------------        ------------

       (38,943)               8,246              (14,824)             266,151              (13,446)             (1,141)
  ------------         ------------         ------------         ------------         ------------        ------------



            --                   --                   --              374,428               28,703                  --
        69,616              (55,306)               9,555              130,391               49,515               8,160
  ------------         ------------         ------------         ------------         ------------        ------------

        69,616              (55,306)               9,555              504,819               78,218               8,160
  ------------         ------------         ------------         ------------         ------------        ------------


       957,571              253,365              252,742              221,618              455,846               3,723
  ------------         ------------         ------------         ------------         ------------        ------------



  $    988,244         $    206,305         $    247,473         $    992,588         $    520,618        $     10,742
  ============         ============         ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         PUTNAM VT           PUTNAM VT           EAFE(R)
                                                       INTERNATIONAL         SMALL CAP           EQUITY            SMALL CAP
                                                          EQUITY               VALUE             INDEX               INDEX
                                                          FUND -               FUND -            FUND -              FUND -
                                                         CLASS IB             CLASS IB          CLASS A             CLASS A
                                                          SHARES               SHARES            SHARES              SHARES
                                                       -------------       ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $     82,926        $      6,045       $    131,302       $     50,608
                                                       ------------        ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................              40,131              17,853             44,417             95,844
  Administrative charges ......................               2,503                 402              2,978              6,986
                                                       ------------        ------------       ------------       ------------

    Total expenses ............................              42,634              18,255             47,395            102,830
                                                       ------------        ------------       ------------       ------------

      Net investment income (loss) ............              40,292             (12,210)            83,907            (52,222)
                                                       ------------        ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                 --                 --
    Realized gain (loss) on sale of investments             311,293             145,807             41,376            588,136
                                                       ------------        ------------       ------------       ------------

      Realized gain (loss) ....................             311,293             145,807             41,376            588,136
                                                       ------------        ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................             390,595             467,253            900,704          1,424,203
                                                       ------------        ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    742,180        $    600,850       $  1,025,987       $  1,960,117
                                                       ============        ============       ============       ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                          MULTIPLE
    MULTIPLE             DISCIPLINE
   DISCIPLINE           PORTFOLIO -
   PORTFOLIO -            BALANCED                                                                             MFS
     ALL CAP              ALL CAP            CONVERTIBLE             EQUITY               LARGE              MID CAP
     GROWTH                GROWTH             SECURITIES             INCOME                CAP                GROWTH
    AND VALUE            AND VALUE            PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO
  ------------         ------------         ------------         ------------         ------------        ------------
  $        769         $        904         $     70,271         $    139,901         $     15,863        $         --
  ------------         ------------         ------------         ------------         ------------        ------------


           381                  229               21,230               84,808               14,056              17,017
            12                   --                  956                5,588                  600                 376
  ------------         ------------         ------------         ------------         ------------        ------------

           393                  229               22,186               90,396               14,656              17,393
  ------------         ------------         ------------         ------------         ------------        ------------

           376                  675               48,085               49,505                1,207             (17,393)
  ------------         ------------         ------------         ------------         ------------        ------------



           930                  255                   --              500,660                   --                  --
            41                   62               17,794              239,560               10,065              15,648
  ------------         ------------         ------------         ------------         ------------        ------------

           971                  317               17,794              740,220               10,065              15,648
  ------------         ------------         ------------         ------------         ------------        ------------


        12,549                4,231               81,138              187,574               94,345             259,893
  ------------         ------------         ------------         ------------         ------------        ------------



  $     13,896         $      5,223         $    147,017         $    977,299         $    105,617        $    258,148
  ============         ============         ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                  ZERO
                                                                                                 COUPON
                                                                               U.S.            BOND FUND             AIM
                                                          PIONEER           GOVERNMENT         PORTFOLIO           CAPITAL
                                                            FUND            SECURITIES           SERIES          APPRECIATION
                                                         PORTFOLIO          PORTFOLIO             2005            PORTFOLIO
                                                       ------------        ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $      8,109        $    756,101       $     76,650       $     13,136
                                                       ------------        ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................               6,764             129,879             13,280             75,731
  Administrative charges ......................                 707              11,445              1,115              6,351
                                                       ------------        ------------       ------------       ------------

    Total expenses ............................               7,471             141,324             14,395             82,082
                                                       ------------        ------------       ------------       ------------

      Net investment income (loss) ............                 638             614,777             62,255            (68,946)
                                                       ------------        ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --              29,854             18,940                 --
    Realized gain (loss) on sale of investments             (42,173)             (2,110)            (8,225)            87,475
                                                       ------------        ------------       ------------       ------------

      Realized gain (loss) ....................             (42,173)             27,744             10,715             87,475
                                                       ------------        ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................             128,346             187,413            (69,593)           524,481
                                                       ------------        ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     86,811        $    829,934       $      3,377       $    543,010
                                                       ============        ============       ============       ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                          SMITH
                                                SMITH                SMITH                BARNEY              SMITH
       MFS                PIONEER               BARNEY              BARNEY            INTERNATIONAL           BARNEY
      TOTAL              STRATEGIC            AGGRESSIVE             HIGH                ALL CAP            LARGE CAP
     RETURN                INCOME               GROWTH              INCOME                GROWTH              VALUE
    PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO
  ------------         ------------         ------------         ------------         -------------       ------------
  $    576,574         $    394,687         $         --         $    853,721         $      4,630        $    231,113
  ------------         ------------         ------------         ------------         ------------        ------------


       160,324               41,754               80,843               67,942                3,605              90,173
         8,771                3,229                3,782                5,231                  169               5,606
  ------------         ------------         ------------         ------------         ------------        ------------

       169,095               44,983               84,625               73,173                3,774              95,779
  ------------         ------------         ------------         ------------         ------------        ------------

       407,479              349,704              (84,625)             780,548                  856             135,334
  ------------         ------------         ------------         ------------         ------------        ------------



       587,994                   --               41,233                   --                   --                  --
        85,160                  315               71,971             (175,821)              38,126              53,320
  ------------         ------------         ------------         ------------         ------------        ------------

       673,154                  315              113,204             (175,821)              38,126              53,320
  ------------         ------------         ------------         ------------         ------------        ------------


     1,026,879              165,592              872,508              106,269               41,997             911,069
  ------------         ------------         ------------         ------------         ------------        ------------



  $  2,107,512         $    515,611         $    901,087         $    710,996         $     80,979        $  1,099,723
  ============         ============         ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                           SMITH
                                                          BARNEY                                                    EMERGING
                                                           LARGE                                 COMSTOCK            GROWTH
                                                      CAPITALIZATION         STRATEGIC         PORTFOLIO -        PORTFOLIO -
                                                          GROWTH               EQUITY            CLASS II           CLASS I
                                                         PORTFOLIO           PORTFOLIO            SHARES             SHARES
                                                      --------------       ------------       ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................        $     52,203        $    200,254       $      3,081       $         --
                                                       ------------        ------------       ------------       ------------

EXPENSES:
  Insurance charges ...........................             102,033             109,450              4,120             10,181
  Administrative charges ......................               5,334               9,952                121                 73
                                                       ------------        ------------       ------------       ------------

    Total expenses ............................             107,367             119,402              4,241             10,254
                                                       ------------        ------------       ------------       ------------

      Net investment income (loss) ............             (55,164)             80,852             (1,160)           (10,254)
                                                       ------------        ------------       ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                 --                 --
    Realized gain (loss) on sale of investments             145,818            (248,829)             4,571              7,645
                                                       ------------        ------------       ------------       ------------

      Realized gain (loss) ....................             145,818            (248,829)             4,571              7,645
                                                       ------------        ------------       ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................             (70,225)          1,425,643             99,148             83,941
                                                       ------------        ------------       ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     20,429        $  1,257,666       $    102,559       $     81,332
                                                       ============        ============       ============       ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

    EQUITY -                                     HIGH                ASSET
     INCOME                GROWTH               INCOME              MANAGER           CONTRAFUND(R)          MID CAP
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -
     INITIAL              INITIAL              INITIAL              INITIAL             SERVICE              SERVICE
      CLASS                CLASS                CLASS                CLASS               CLASS               CLASS 2
  ------------         ------------         ------------         ------------         -------------       ------------
  $    157,083         $     30,761         $    178,141         $     59,217         $     17,240        $         --
  ------------         ------------         ------------         ------------         ------------        ------------


        83,080               94,415               16,582               16,911               62,182              12,235
         8,197                9,956                1,614                1,768                4,223                 653
  ------------         ------------         ------------         ------------         ------------        ------------

        91,277              104,371               18,196               18,679               66,405              12,888
  ------------         ------------         ------------         ------------         ------------        ------------

        65,806              (73,610)             159,945               40,538              (49,165)            (12,888)
  ------------         ------------         ------------         ------------         ------------        ------------



        37,525                   --                   --                   --                   --                  --
       140,975               18,347              (25,002)             (29,102)              65,882              33,609
  ------------         ------------         ------------         ------------         ------------        ------------

       178,500               18,347              (25,002)             (29,102)              65,882              33,609
  ------------         ------------         ------------         ------------         ------------        ------------


       838,108              341,370               42,832               78,339            1,122,066             368,303
  ------------         ------------         ------------         ------------         ------------        ------------



  $  1,082,414         $    286,107         $    177,775         $     89,775         $  1,138,783        $    389,024
  ============         ============         ============         ============         ============        ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         COMBINED
                                                       ------------
INVESTMENT INCOME:
  Dividends ...................................        $  6,785,173
                                                       ------------

EXPENSES:
  Insurance charges ...........................           3,584,769
  Administrative charges ......................             238,295
                                                       ------------

    Total expenses ............................           3,823,064
                                                       ------------

      Net investment income (loss) ............           2,962,109
                                                       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................           2,270,911
    Realized gain (loss) on sale of investments           3,777,051
                                                       ------------

      Realized gain (loss) ....................           6,047,962
                                                       ------------

    Change in unrealized gain (loss)
      on investments ..........................          30,590,006
                                                       ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $ 39,600,077
                                                       ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                     CAPITAL                 DREYFUS STOCK INDEX
                                                APPRECIATION FUND           FUND - INITIAL SHARES          MANAGED ASSETS TRUST
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $   (153,993)  $   (125,696)  $    166,484   $     94,636   $     73,108   $     68,672
  Realized gain (loss) ..................        67,923       (487,313)       375,287         16,223         47,913        (79,943)
  Change in unrealized gain (loss)
    on investments ......................     3,313,725      3,958,322      1,144,376      3,547,274        247,620        627,494
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     3,227,655      3,345,313      1,686,147      3,658,133        368,641        616,223
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........     3,485,886      4,009,542      2,379,625      2,462,735      1,003,985      1,164,706
  Participant transfers from other
    funding options .....................       420,141        796,110        652,594      2,058,602        381,787        861,339
  Contract surrenders ...................    (2,403,484)    (2,582,423)    (1,953,166)    (2,136,985)      (723,258)      (576,186)
  Participant transfers to other
    funding options .....................    (1,399,355)    (2,715,778)    (1,579,776)      (927,277)      (203,387)      (582,350)
  Growth rate intra-fund transfers out ..            --             --             --             --           (267)            --
  Other payments to participants ........       (17,721)        (1,445)        (8,584)        (9,926)       (44,752)        (2,476)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        85,467       (493,994)      (509,307)     1,447,149        414,108        865,033
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     3,313,122      2,851,319      1,176,840      5,105,282        782,749      1,481,256


NET ASSETS:
    Beginning of year ...................    17,312,884     14,461,565     17,592,751     12,487,469      4,045,960      2,564,704
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 20,626,006   $ 17,312,884   $ 18,769,591   $ 17,592,751   $  4,828,709   $  4,045,960
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                             ALLIANCEBERNSTEIN
                                                                                                              PREMIER GROWTH
                                              MONEY MARKET PORTFOLIO          THE MERGER FUND VL            PORTFOLIO - CLASS B
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     62,372   $    (34,472)  $     (4,050)  $         --   $    (10,668)  $     (8,445)
  Realized gain (loss) ..................            --             --            165             --            106        (12,194)
  Change in unrealized gain (loss)
    on investments ......................            --             --         71,619             --        108,605        235,661
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        62,372        (34,472)        67,734             --         98,043        215,022
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........    19,404,059     42,039,898          8,585             --        285,840        370,353
  Participant transfers from other
    funding options .....................    15,316,554     10,600,594      1,202,961             --         39,078         88,927
  Contract surrenders ...................    (7,353,371)    (7,521,911)        (4,722)            --       (180,790)      (137,251)
  Participant transfers to other
    funding options .....................   (41,018,067)   (61,525,618)       (24,354)            --       (199,534)       (33,043)
  Growth rate intra-fund transfers out ..       (19,250)            --             --             --             --             --
  Other payments to participants ........        (8,358)       (23,729)            --             --         (3,544)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..   (13,678,433)   (16,430,766)     1,182,470             --        (58,950)       288,986
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets   (13,616,061)   (16,465,238)     1,250,204             --         39,093        504,008


NET ASSETS:
    Beginning of year ...................    50,186,224     66,651,462             --             --      1,350,501        846,493
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 36,570,163   $ 50,186,224   $  1,250,204   $         --   $  1,389,594   $  1,350,501
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                      GROWTH-INCOME
    GLOBAL GROWTH FUND -               GROWTH FUND -                  FUND - CLASS 2
       CLASS 2 SHARES                  CLASS 2 SHARES                     SHARES                     AYCO GROWTH FUND
----------------------------    ----------------------------    ----------------------------    ---------------------------
     2004            2003            2004            2003            2004            2003            2004           2003
     ----            ----            ----            ----            ----            ----            ----           ----
$    (19,639)   $    (10,680)   $   (155,225)   $    (99,871)   $     18,013    $     36,655    $         --   $     (9,970)
      19,881          10,963         319,301          39,664         207,077          53,670              --         (5,954)

     710,343         803,169       2,721,219       4,573,755       1,213,950       2,688,043              --        575,547
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


     710,585         803,452       2,885,295       4,513,548       1,439,040       2,778,368              --        559,623
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


   1,517,340         920,061       4,324,916       4,151,163       3,259,677       2,948,773              --        213,858

   1,595,388         947,144       5,124,666       6,512,680       2,188,790       3,615,696              --        288,387
    (465,715)       (221,347)     (1,966,383)     (1,174,457)     (1,558,790)     (1,038,703)             --        (39,127)

    (134,295)       (134,763)     (1,398,752)       (898,747)       (854,609)       (970,610)             --     (2,971,407)
          --              --              --              --              --              --              --             --
      (3,211)             --        (496,145)        (96,212)       (399,275)         (7,636)             --             --
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


   2,509,507       1,511,095       5,588,302       8,494,427       2,635,793       4,547,520              --     (2,508,289)
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------

   3,220,092       2,314,547       8,473,597      13,007,975       4,074,833       7,325,888              --     (1,948,666)



   3,846,587       1,532,040      20,889,255       7,881,280      13,239,665       5,913,777              --      1,948,666
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------
$  7,066,679    $  3,846,587    $ 29,362,852    $ 20,889,255    $ 17,314,498    $ 13,239,665    $         --   $         --
============    ============    ============    ============    ============    ============    ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                   CREDIT SUISSE                 DELAWARE VIP                  DREYFUS VIF -
                                                  TRUST EMERGING                REIT SERIES -               DEVELOPING LEADERS
                                                 MARKETS PORTFOLIO              STANDARD CLASS          PORTFOLIO - INITIAL SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (7,914)  $     (2,690)  $     (2,138)  $         --   $    (61,558)  $    (53,477)
  Realized gain (loss) ..................         5,306         (2,164)         1,140             --         80,683        (35,226)
  Change in unrealized gain (loss)
    on investments ......................       195,191        145,912        136,023             --        906,274      1,966,297
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       192,583        141,058        135,025             --        925,399      1,877,594
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........       397,524         94,183         85,198             --        965,001      1,223,152
  Participant transfers from other
    funding options .....................     1,396,575        293,946        881,038             --      1,737,724      1,848,061
  Contract surrenders ...................      (192,714)       (53,852)       (24,623)            --       (470,035)      (401,717)
  Participant transfers to other
    funding options .....................      (782,681)       (50,998)       (12,117)            --       (729,535)      (542,182)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........       (75,933)            --             --             --        (11,869)        (7,075)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       742,771        283,279        929,496             --      1,491,286      2,120,239
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       935,354        424,337      1,064,521             --      2,416,685      3,997,833


NET ASSETS:
    Beginning of year ...................       684,763        260,426             --             --      8,596,052      4,598,219
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,620,117   $    684,763   $  1,064,521   $         --   $ 11,012,737   $  8,596,052
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

        DREYFUS VIF -                                                  MUTUAL SHARES                TEMPLETON DEVELOPING
  APPRECIATION PORTFOLIO -            FRANKLIN SMALL CAP             SECURITIES FUND -           MARKETS SECURITIES FUND -
       INITIAL SHARES               FUND - CLASS 2 SHARES              CLASS 2 SHARES                  CLASS 2 SHARES
----------------------------    ----------------------------    ----------------------------    ---------------------------
     2004            2003            2004            2003            2004            2003            2004           2003
     ----            ----            ----            ----            ----            ----            ----           ----
$      3,651    $      1,583    $    (33,723)   $    (18,289)   $       (436)   $     (1,170)   $         (5)  $         --
         270              17          51,462          22,191           6,154           2,173              39             --

       8,583           5,256         424,229         735,595         143,410          54,733          10,802             --
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


      12,504           6,856         441,968         739,497         149,128          55,736          10,836             --
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


     183,436          82,722         812,290         681,000         353,175         573,233          48,728             --

      40,900          81,744         835,313         905,755         402,617         260,555          44,682             --
     (27,060)         (3,050)       (294,828)       (198,626)       (118,232)        (12,828)         (3,032)            --

      (1,598)           (881)       (361,083)       (610,539)          5,837          (2,584)           (990)            --
          --              --              --              --              --              --              --             --
      (6,032)             --              --         (20,779)             --              --              --             --
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


     189,646         160,535         991,692         756,811         643,397         818,376          89,388             --
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------

     202,150         167,391       1,433,660       1,496,308         792,525         874,112         100,224             --



     167,391              --       3,236,638       1,740,330         874,112              --              --             --
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------
$    369,541    $    167,391    $  4,670,298    $  3,236,638    $  1,666,637    $    874,112    $    100,224   $         --
============    ============    ============    ============    ============    ============    ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                 TEMPLETON FOREIGN             TEMPLETON GLOBAL              TEMPLETON GLOBAL
                                                 SECURITIES FUND -         ASSET ALLOCATION FUND -       INCOME SECURITIES FUND -
                                                  CLASS 2 SHARES                CLASS 1 SHARES                CLASS 1 SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $      6,085   $     (2,118)  $     29,666   $     19,832   $    142,942   $     39,957
  Realized gain (loss) ..................         2,565            131          2,347        (31,544)        87,227         26,311
  Change in unrealized gain (loss)
    on investments ......................       761,831        108,020        162,064        319,186        (70,564)        72,992
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       770,481        106,033        194,077        307,474        159,605        139,260
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........       798,491        400,883        141,749        136,996         90,838         86,768
  Participant transfers from other
    funding options .....................     4,124,446        866,173        111,808        153,750         59,489        846,702
  Contract surrenders ...................      (119,843)        (9,311)      (215,746)      (168,112)      (681,822)       (68,455)
  Participant transfers to other
    funding options .....................       (39,151)        (3,095)      (102,351)       (46,586)      (212,594)      (160,869)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --             --             --         (2,134)            --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     4,763,943      1,254,650        (64,540)        73,914       (744,089)       704,146
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     5,534,424      1,360,683        129,537        381,388       (584,484)       843,406


NET ASSETS:
    Beginning of year ...................     1,360,683             --      1,384,731      1,003,343      1,334,566        491,160
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  6,895,107   $  1,360,683   $  1,514,268   $  1,384,731   $    750,082   $  1,334,566
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

      TEMPLETON GROWTH
      SECURITIES FUND -                 GOLDMAN SACHS             EQUITY INDEX PORTFOLIO -              FUNDAMENTAL
       CLASS 1 SHARES                CAPITAL GROWTH FUND               CLASS I SHARES                 VALUE PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ---------------------------
     2004            2003            2004            2003            2004            2003            2004           2003
     ----            ----            ----            ----            ----            ----            ----           ----
$     32,143    $     42,761    $     (6,424)   $       (861)   $    238,120    $    149,706    $    (33,775)  $    (29,848)
     439,095           4,918          21,392               5         268,914          27,321         715,293       (182,006)

     729,404       1,615,126         230,005          65,344       2,076,895       3,893,086       1,066,482      5,737,172
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


   1,200,642       1,662,805         244,973          64,488       2,583,929       4,070,113       1,748,000      5,525,318
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


   1,066,557         837,575         175,648             899       4,136,672       5,704,667       3,135,463      2,685,650

   1,447,863       1,128,620         355,775       2,919,535       3,097,517       7,845,309       3,499,756      2,778,565
    (792,032)       (777,866)        (45,656)         (1,155)     (2,884,388)     (1,967,679)     (2,039,293)    (1,715,577)

    (976,593)       (241,949)       (533,125)            (28)     (1,325,863)       (588,856)       (893,690)    (1,134,881)
          --              --              --              --         (11,279)             --         (11,560)            --
      (2,626)         (4,613)             --              --          (1,011)        (43,891)        (12,398)       (85,025)
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


     743,169         941,767         (47,358)      2,919,251       3,011,648      10,949,550       3,678,278      2,528,732
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------

   1,943,811       2,604,572         197,615       2,983,739       5,595,577      15,019,663       5,426,278      8,054,050



   7,632,962       5,028,390       2,983,739              --      24,303,043       9,283,380      21,724,161     13,670,111
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------
$  9,576,773    $  7,632,962    $  3,181,354    $  2,983,739    $ 29,898,620    $ 24,303,043    $ 27,150,439   $ 21,724,161
============    ============    ============    ============    ============    ============    ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                 GLOBAL TECHNOLOGY             MID CAP GROWTH               WORLDWIDE GROWTH
                                                    PORTFOLIO -                 PORTFOLIO -                    PORTFOLIO -
                                                  SERVICE SHARES               SERVICE SHARES                SERVICE SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (12,112)  $     (7,893)  $    (38,943)  $    (24,819)  $      8,246   $      2,821
  Realized gain (loss) ..................       (95,765)      (118,282)        69,616         (1,747)       (55,306)      (323,136)
  Change in unrealized gain (loss)
    on investments ......................        86,084        489,774        957,571        962,135        253,365      1,268,438
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       (21,793)       363,599        988,244        935,569        206,305        948,123
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........       358,362        317,676      1,005,339      1,027,139      1,132,914      1,177,065
  Participant transfers from other
    funding options .....................       389,866        441,694      1,250,326        526,591        351,940        688,393
  Contract surrenders ...................      (184,477)      (180,021)      (637,978)      (574,328)      (689,536)      (708,600)
  Participant transfers to other
    funding options .....................      (474,303)      (107,021)      (165,001)      (258,031)      (386,264)    (1,032,323)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........          (113)            --           (940)           (93)          (841)       (27,210)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        89,335        472,328      1,451,746        721,278        408,213         97,325
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets        67,542        835,927      2,439,990      1,656,847        614,518      1,045,448


NET ASSETS:
    Beginning of year ...................     1,555,700        719,773      4,242,258      2,585,411      5,187,798      4,142,350
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,623,242   $  1,555,700   $  6,682,248   $  4,242,258   $  5,802,316   $  5,187,798
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                      PIONEER MID CAP                PUTNAM VT DISCOVERY
      LAZARD RETIREMENT            TOTAL RETURN PORTFOLIO -        VALUE VCT PORTFOLIO -                GROWTH FUND -
     SMALL CAP PORTFOLIO             ADMINISTRATIVE CLASS             CLASS II SHARES                  CLASS IB SHARES
----------------------------    ----------------------------    ----------------------------    ---------------------------
     2004            2003            2004            2003            2004            2003            2004           2003
     ----            ----            ----            ----            ----            ----            ----           ----
$    (14,824)   $     (2,142)   $    266,151    $    392,115    $    (13,446)   $     (3,683)   $     (1,141)  $     (1,062)
       9,555           1,275         504,819         213,905          78,218           9,447           8,160            550

     252,742          90,321         221,618         134,088         455,846         242,114           3,723         37,879
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


     247,473          89,454         992,588         740,108         520,618         247,878          10,742         37,367
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


     397,137         591,731       2,680,841       4,052,942         894,485         535,206          30,689         41,796

     426,271         774,290       4,922,374       6,767,226       1,490,120         501,916           1,433         40,823
    (113,375)        (15,346)     (1,596,625)     (1,413,901)       (259,667)        (84,244)        (18,952)       (20,702)

     (73,461)         (3,151)     (3,310,112)     (1,846,235)       (380,179)        (64,368)        (49,136)        (4,506)
          --              --          (3,453)             --              --              --              --             --
          --              --      (1,113,951)        (51,689)         (3,264)             --              --             --
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


     636,572       1,347,524       1,579,074       7,508,343       1,741,495         888,510         (35,966)        57,411
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------

     884,045       1,436,978       2,571,662       8,248,451       2,262,113       1,136,388         (25,224)        94,778



   1,436,978              --      23,488,700      15,240,249       1,301,815         165,427         179,786         85,008
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------
$  2,321,023    $  1,436,978    $ 26,060,362    $ 23,488,700    $  3,563,928    $  1,301,815    $    154,562   $    179,786
============    ============    ============    ============    ============    ============    ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                              PUTNAM VT INTERNATIONAL        PUTNAM VT SMALL CAP              EAFE(R) EQUITY
                                                   EQUITY FUND -                 VALUE FUND -                  INDEX FUND -
                                                  CLASS IB SHARES              CLASS IB SHARES                CLASS A SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     40,292   $     (4,561)  $    (12,210)  $     (5,300)  $     83,907   $    124,107
  Realized gain (loss) ..................       311,293         12,837        145,807         85,709         41,376       (107,258)
  Change in unrealized gain (loss)
    on investments ......................       390,595      1,298,203        467,253        407,750        900,704      1,122,465
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       742,180      1,306,479        600,850        488,159      1,025,987      1,139,314
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........       456,729        847,533        463,776        528,421        927,438        648,946
  Participant transfers from other
    funding options .....................       253,172      1,693,887      1,261,427        854,159      1,952,179        706,723
  Contract surrenders ...................      (318,842)      (327,920)      (269,138)      (121,374)      (435,181)      (399,678)
  Participant transfers to other
    funding options .....................    (1,743,252)      (677,144)      (493,863)      (482,873)      (925,572)      (250,358)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........      (126,575)            --             --        (20,838)            --           (725)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (1,478,768)     1,536,356        962,202        757,495      1,518,864        704,908
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets      (736,588)     2,842,835      1,563,052      1,245,654      2,544,851      1,844,222


NET ASSETS:
    Beginning of year ...................     5,938,638      3,095,803      1,613,183        367,529      4,936,720      3,092,498
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  5,202,050   $  5,938,638   $  3,176,235   $  1,613,183   $  7,481,571   $  4,936,720
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                     MULTIPLE DISCIPLINE              MULTIPLE DISCIPLINE
       SMALL CAP INDEX               PORTFOLIO - ALL CAP             PORTFOLIO - BALANCED               CONVERTIBLE
    FUND - CLASS A SHARES              GROWTH AND VALUE            ALL CAP GROWTH AND VALUE         SECURITIES PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ---------------------------
     2004            2003            2004            2003            2004            2003            2004           2003
     ----            ----            ----            ----            ----            ----            ----           ----
$    (52,222)   $       (112)   $        376    $         --    $        675    $         --    $     48,085   $     41,503
     588,136         (32,573)            971              --             317              --          17,794          7,776

   1,424,203       2,893,135          12,549              --           4,231              --          81,138        255,916
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


   1,960,117       2,860,450          13,896              --           5,223              --         147,017        305,195
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


   1,993,249       1,196,051         164,901              --         117,321              --         601,843        489,033

   1,333,972       3,936,891          95,854              --          14,252              --       1,159,405        552,174
  (1,067,844)       (752,909)         (9,098)             --          (6,954)             --        (323,080)      (167,719)

  (2,108,356)       (238,085)         (1,874)             --          (1,425)             --        (129,964)      (166,140)
          --              --              --              --              --              --          (7,353)            --
    (122,753)             --              --              --              --              --         (18,995)            --
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


      28,268       4,141,948         249,783              --         123,194              --       1,281,856        707,348
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------

   1,988,385       7,002,398         263,679              --         128,417              --       1,428,873      1,012,543



  11,163,342       4,160,944              --              --              --              --       1,919,015        906,472
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------
$ 13,151,727    $ 11,163,342    $    263,679    $         --    $    128,417    $         --    $  3,347,888   $  1,919,015
============    ============    ============    ============    ============    ============    ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                                MFS MID CAP
                                             EQUITY INCOME PORTFOLIO         LARGE CAP PORTFOLIO             GROWTH PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     49,505   $     20,237   $      1,207   $     (3,904)  $    (17,393)  $    (11,175)
  Realized gain (loss) ..................       740,220         (9,593)        10,065         (7,980)        15,648        (29,757)
  Change in unrealized gain (loss)
    on investments ......................       187,574      1,946,354         94,345        283,048        259,893        457,500
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       977,299      1,956,998        105,617        271,164        258,148        416,568
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........     1,240,793      1,639,256        444,845        434,197        521,294        508,325
  Participant transfers from other
    funding options .....................     1,343,986      2,825,218         99,835        281,202        462,427        599,668
  Contract surrenders ...................      (695,990)      (480,367)      (147,373)      (124,114)      (258,206)      (207,933)
  Participant transfers to other
    funding options .....................    (1,420,494)      (376,260)      (126,980)       (64,224)      (756,859)      (124,175)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........        (5,388)        (1,878)            --         (1,268)        (4,175)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       462,907      3,605,969        270,327        525,793        (35,519)       775,885
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,440,206      5,562,967        375,944        796,957        222,629      1,192,453


NET ASSETS:
    Beginning of year ...................     9,729,370      4,166,403      1,663,111        866,154      2,106,349        913,896
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 11,169,576   $  9,729,370   $  2,039,055   $  1,663,111   $  2,328,978   $  2,106,349
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                       U.S. GOVERNMENT             ZERO COUPON BOND FUND
   PIONEER FUND PORTFOLIO            SECURITIES PORTFOLIO          PORTFOLIO SERIES 2005
----------------------------    ----------------------------    ---------------------------
     2004            2003            2004            2003            2004           2003
     ----            ----            ----            ----            ----           ----
$        638    $      5,200    $    614,777    $    642,354    $     62,255   $     56,547
     (42,173)        (64,637)         27,744         373,770          10,715         55,522

     128,346         215,756         187,413        (726,070)        (69,593)       (78,702)
------------    ------------    ------------    ------------    ------------   ------------


      86,811         156,319         829,934         290,054           3,377         33,367
------------    ------------    ------------    ------------    ------------   ------------


     150,456         206,094       1,727,411       2,807,755         218,973        232,818

      49,009          76,312       2,216,266       4,965,477          37,041        293,747
     (65,631)        (59,062)     (1,073,466)     (1,468,038)        (95,188)      (287,258)

    (160,301)       (105,285)     (1,427,965)     (3,346,257)        (45,813)    (1,478,252)
          --              --              --              --              --             --
      (2,383)         (1,560)        (20,452)        (46,887)             --             --
------------    ------------    ------------    ------------    ------------   ------------


     (28,850)        116,499       1,421,794       2,912,050         115,013     (1,238,945)
------------    ------------    ------------    ------------    ------------   ------------

      57,961         272,818       2,251,728       3,202,104         118,390     (1,205,578)



     876,438         603,620      15,087,071      11,884,967       1,578,328      2,783,906
------------    ------------    ------------    ------------    ------------   ------------
$    934,399    $    876,438    $ 17,338,799    $ 15,087,071    $  1,696,718   $  1,578,328
============    ============    ============    ============    ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                    AIM CAPITAL                   MFS TOTAL                 PIONEER STRATEGIC
                                              APPRECIATION PORTFOLIO           RETURN PORTFOLIO              INCOME PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (68,946)  $    (68,573)  $    407,479   $    263,629   $    349,704   $    384,551
  Realized gain (loss) ..................        87,475       (177,516)       673,154       (150,959)           315        (64,718)
  Change in unrealized gain (loss)
    on investments ......................       524,481      2,270,945      1,026,879      2,248,106        165,592        417,316
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       543,010      2,024,856      2,107,512      2,360,776        515,611        737,149
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........     2,160,960      1,978,329      4,001,363      4,258,683      1,043,557        779,803
  Participant transfers from other
    funding options .....................       196,660        569,707      1,169,143      2,403,260        636,922      2,113,287
  Contract surrenders ...................    (1,051,055)    (1,177,143)    (2,300,675)    (2,093,701)      (472,892)      (436,603)
  Participant transfers to other
    funding options .....................    (1,240,400)    (1,212,438)    (1,197,163)    (1,692,192)      (648,037)    (1,543,395)
  Growth rate intra-fund transfers out ..            --             --           (496)            --         (3,603)            --
  Other payments to participants ........        (3,742)        (2,852)       (83,788)       (33,256)        (2,617)       (40,215)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        62,423        155,603      1,588,384      2,842,794        553,330        872,877
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       605,433      2,180,459      3,695,896      5,203,570      1,068,941      1,610,026


NET ASSETS:
    Beginning of year ...................     9,369,796      7,189,337     18,723,620     13,520,050      4,952,109      3,342,083
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  9,975,229   $  9,369,796   $ 22,419,516   $ 18,723,620   $  6,021,050   $  4,952,109
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

        SMITH BARNEY                                                    SMITH BARNEY
      AGGRESSIVE GROWTH               SMITH BARNEY HIGH             INTERNATIONAL ALL CAP            SMITH BARNEY LARGE
          PORTFOLIO                    INCOME PORTFOLIO               GROWTH PORTFOLIO               CAP VALUE PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ---------------------------
     2004            2003            2004            2003            2004            2003            2004           2003
     ----            ----            ----            ----            ----            ----            ----           ----
$    (84,625)   $    (60,273)   $    780,548    $    841,915    $        856    $      1,865    $    135,334   $     91,840
     113,204         (73,268)       (175,821)        (60,744)         38,126           4,328          53,320       (339,921)

     872,508       2,221,650         106,269         116,932          41,997          92,864         911,069      2,342,089
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


     901,087       2,088,109         710,996         898,103          80,979          99,057       1,099,723      2,094,008
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


   1,788,753       1,735,234         974,505         749,899         110,448          69,046       2,368,411      2,022,472

     766,964       1,136,518       8,943,264       9,703,413           9,079         365,866         681,419      1,227,576
    (815,229)       (700,692)     (3,204,179)       (367,079)        (43,342)        (38,928)     (1,021,689)    (1,059,564)

    (779,836)       (641,071)     (9,177,561)       (507,643)       (164,321)       (194,743)     (1,227,456)    (1,240,946)
          --              --              --              --              --              --              --             --
      (6,472)         (1,572)       (255,838)         (2,500)             --              --         (29,336)       (26,902)
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


     954,180       1,528,417      (2,719,809)      9,576,090         (88,136)        201,241         771,349        922,636
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------

   1,855,267       3,616,526      (2,008,813)     10,474,193          (7,157)        300,298       1,871,072      3,016,644



   9,335,819       5,719,293      12,701,129       2,226,936         542,502         242,204      10,797,368      7,780,724
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------
$ 11,191,086    $  9,335,819    $ 10,692,316    $ 12,701,129    $    535,345    $    542,502    $ 12,668,440   $ 10,797,368
============    ============    ============    ============    ============    ============    ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                   SMITH BARNEY
                                               LARGE CAPITALIZATION              STRATEGIC                COMSTOCK PORTFOLIO -
                                                 GROWTH PORTFOLIO             EQUITY PORTFOLIO               CLASS II SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (55,164)  $    (62,751)  $     80,852   $    (99,292)  $     (1,160)  $       (360)
  Realized gain (loss) ..................       145,818        (25,130)      (248,829)      (547,498)         4,571             55
  Change in unrealized gain (loss)
    on investments ......................       (70,225)     3,067,116      1,425,643      3,773,338         99,148         21,608
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        20,429      2,979,235      1,257,666      3,126,548        102,559         21,303
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........     2,249,139      1,972,365      2,527,065      2,919,367        413,284        261,267
  Participant transfers from other
    funding options .....................     2,265,222      3,754,823        251,426        650,316        254,780         34,325
  Contract surrenders ...................    (1,087,534)      (952,249)    (1,664,586)    (1,782,934)       (67,976)        (6,551)
  Participant transfers to other
    funding options .....................    (1,394,316)      (601,598)    (1,105,673)    (1,104,637)       (65,420)        (2,392)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........        (1,198)        (5,850)       (24,654)       (26,977)            --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,031,313      4,167,491        (16,422)       655,135        534,668        286,649
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,051,742      7,146,726      1,241,244      3,781,683        637,227        307,952


NET ASSETS:
    Beginning of year ...................    12,532,432      5,385,706     13,560,459      9,778,776        307,952             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 14,584,174   $ 12,532,432   $ 14,801,703   $ 13,560,459   $    945,179   $    307,952
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

       EMERGING GROWTH                 EQUITY - INCOME
     PORTFOLIO - CLASS I             PORTFOLIO - INITIAL             GROWTH PORTFOLIO -                 HIGH INCOME
           SHARES                           CLASS                       INITIAL CLASS            PORTFOLIO - INITIAL CLASS
----------------------------    ----------------------------    ----------------------------    ---------------------------
     2004            2003            2004            2003            2004            2003            2004           2003
     ----            ----            ----            ----            ----            ----            ----           ----
$    (10,254)   $     (7,661)   $     65,806    $     72,621    $    (73,610)   $    (60,231)   $    159,945   $    109,880
       7,645         (10,097)        178,500         (86,766)         18,347        (253,596)        (25,002)       (78,164)

      83,941         242,981         838,108       2,213,745         341,370       3,052,867          42,832        386,440
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


      81,332         225,223       1,082,414       2,199,600         286,107       2,739,040         177,775        418,156
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


     321,020         291,872         956,361         997,535       2,025,128       2,224,121         200,033        221,048

      87,714         133,103         944,362       1,070,423         504,146         582,616          67,241        559,523
    (157,167)       (144,009)     (1,058,548)     (1,020,140)     (1,462,878)     (1,593,797)       (286,007)      (234,994)

    (147,972)        (35,634)       (567,325)       (793,797)       (452,677)     (1,285,781)        (68,751)      (276,027)
          --              --              --              --              --              --              --             --
          --              --         (21,607)         (3,755)         (8,179)         (3,150)           (687)            --
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------


     103,595         245,332         253,243         250,266         605,540         (75,991)        (88,171)       269,550
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------

     184,927         470,555       1,335,657       2,449,866         891,647       2,663,049          89,604        687,706



   1,206,300         735,745       9,968,410       7,518,544      11,594,931       8,931,882       2,169,842      1,482,136
------------    ------------    ------------    ------------    ------------    ------------    ------------   ------------
$  1,391,227    $  1,206,300    $ 11,304,067    $  9,968,410    $ 12,486,578    $ 11,594,931    $  2,259,446   $  2,169,842
============    ============    ============    ============    ============    ============    ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                  ASSET MANAGER            CONTRAFUND(R) PORTFOLIO -        MID CAP PORTFOLIO -
                                            PORTFOLIO - INITIAL CLASS           SERVICE CLASS                SERVICE CLASS 2
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     40,538   $     58,298   $    (49,165)  $    (27,079)  $    (12,888)  $     (1,732)
  Realized gain (loss) ..................       (29,102)       (57,013)        65,882         28,521         33,609            730
  Change in unrealized gain (loss)
    on investments ......................        78,339        320,531      1,122,066      1,130,136        368,303         89,808
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        89,775        321,816      1,138,783      1,131,578        389,024         88,806
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant premium payments ..........       211,872        196,695      1,109,799      1,144,777        812,951        195,047
  Participant transfers from other
    funding options .....................        30,551        123,622      3,064,690      2,913,991      1,042,167        527,558
  Contract surrenders ...................      (322,396)      (220,859)      (441,220)      (254,579)      (148,881)       (10,909)
  Participant transfers to other
    funding options .....................      (237,811)      (120,610)      (329,386)      (222,956)      (317,992)        (2,856)
  Growth rate intra-fund transfers out ..            --             --           (536)            --             --             --
  Other payments to participants ........            --         (5,600)            --            (48)            --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (317,784)       (26,752)     3,403,347      3,581,185      1,388,245        708,840
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets      (228,009)       295,064      4,542,130      4,712,763      1,777,269        797,646


NET ASSETS:
    Beginning of year ...................     2,309,785      2,014,721      6,150,721      1,437,958        797,646             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,081,776   $  2,309,785   $ 10,692,851   $  6,150,721   $  2,574,915   $    797,646
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

           COMBINED
------------------------------
     2004             2003
     ----             ----

$   2,962,109    $   2,713,095
    6,047,962       (2,458,685)

   30,590,006       67,036,560
-------------    -------------


   39,600,077       67,290,970
-------------    -------------


   86,864,128      110,088,361

   84,984,367      100,094,512
  (48,391,838)     (40,294,863)

  (86,080,934)     (96,246,445)
      (57,797)              --
   (2,949,407)        (609,766)
-------------    -------------


   34,368,519       73,031,799
-------------    -------------

   73,968,596      140,322,769



  423,772,089      283,449,320
-------------    -------------
$ 497,740,685    $ 423,772,089
=============    =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund UL II for Variable Life Insurance ("Fund UL II") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable life insurance contracts issued by The Company. Fund UL II is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund UL II is comprised of the Travelers MarketLife, Travelers Variable Life Accumulator, Travelers Variable Life Accumulator - Series 2, Travelers Variable Life Accumulator - Series 3, Travelers Variable Life, Travelers Variable Survivorship Life Insurance, and Travelers Variable Survivorship Life II products.

Participant premium payments applied to Fund UL II are invested in one or more sub-accounts in accordance with the selection made by the owner. As of December 31, 2004, the investments comprising Fund UL II were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     Dreyfus Stock Index Fund - Initial Shares, Maryland business trust Managed Assets Trust, Massachusetts business trust, Affiliate of The
       Company
     The Merger Fund VL, Delaware business trust
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Premier Growth Portfolio - Class B
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Credit Suisse Trust Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus Variable Investment Fund -  Developing Leaders Portfolio -
           Initial Shares
         Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial
           Shares
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Small Cap Fund - Class 2 Shares
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Global Asset Allocation Fund - Class 1 Shares
         Templeton Global Income Securities Fund - Class 1 Shares
         Templeton Growth Securities Fund - Class 1 Shares
     Goldman Sachs Variable Insurance Trust, Delaware business trust
         Goldman Sachs Capital Growth Fund
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Equity Index Portfolio - Class I Shares
         Fundamental Value Portfolio
     Janus Aspen Series, Delaware business trust
         Global Technology Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Total Return Portfolio - Administrative Class
     Pioneer Variable Contracts Trust, Massachusetts business trust
         Pioneer Mid Cap Value VCT Portfolio - Class II Shares

     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Scudder Investment VIT Funds, Massachusetts business trust
         EAFE(R) Equity Index Fund - Class A Shares
         Small Cap Index Fund - Class A Shares
     Smith Barney Multiple Discipline Trust, Massachusetts business trust,
       Affiliate of The Company
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Balanced All Cap Growth and Value
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio
         Equity Income Portfolio
         Large Cap Portfolio
         MFS Mid Cap Growth Portfolio
         Pioneer Fund Portfolio
         U.S. Government Securities Portfolio
         Zero Coupon Bond Fund Portfolio Series 2005
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         Pioneer Strategic Income Portfolio
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Strategic Equity Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
     Variable Insurance Products Fund, Massachusetts business trust, Affiliate of The Company
         Equity - Income Portfolio - Initial Class
         Growth Portfolio - Initial Class
         High Income Portfolio - Initial Class
     Variable Insurance Products Fund II, Massachusetts business trust
         Asset Manager Portfolio - Initial Class
         Contrafund(R) Portfolio - Service Class
     Variable Insurance Products Fund III, Massachusetts business trust
         Mid Cap Portfolio - Service Class 2

Effective December 19, 2003, The Ayco Series Trust: Ayco Growth Fund was merged into the Goldman Sachs: Capital Growth Fund. At the effective date, Fund UL II held 346,212 shares of Ayco Growth Fund having a market value of $2,919,466.30 which were exchanged for 311,244 shares of Capital Growth Fund in equal value.

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Fund UL II in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Fund UL II form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund UL II. Fund UL II is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Fund UL II adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $144,404,833 and $104,871,136, respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $444,303,384 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $56,006,741. Gross unrealized depreciation for all investments at December 31, 2004 was $2,601,560.

3. CONTRACT CHARGES

The asset based charges listed below are deducted, as appropriate, each business day, and are assessed through the calculation of unit values;

  - Mortality and Expense Risks assumed by The Company (M&E)
  - Separate Account Expense Charge (SAE)

Below is a table displaying current separate account charges with their associated products offered in this Separate Account for each funding option.

-----------------------------------------------------------------------------------------------------------------------------------
FUND   UL II
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Asset-based Charges
                                                                                                       ----------------------------
       Separate Account Charge (1)                                                                                            Total
        (as identified in Note 5)          Product                                                      M&E (3)   SAE (3)    Charge
-----------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 0.20%              Travelers Variable Life (Applies to the policy years 16       0.20%                0.20%
                                           and greater)
                                           Travelers Variable Life Accumulator (Applies to the policy    0.20%                0.20%
                                           years 16 and greater)

Separate Account Charge 0.25%              Travelers MarketLife (Applies to policies issued on or        0.25%                0.25%
                                           after 5/1/1998 and in policy years 16 and greater)

Separate Account Charge 0.35%              Travelers Variable Survivorship Life  (Applies to the         0.35%                0.35%
                                           policy years 16 and greater)
                                           Travelers Variable Survivorship Life  II (Applies to the      0.35%                0.35%
                                           policy years 16 and greater)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FUND   UL II
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Asset-based Charges
                                                                                                       ----------------------------
       Separate Account Charge (1)                                                                                            Total
        (as identified in Note 5)          Product                                                      M&E (2)     SAE      Charge
-----------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 0.40%              Travelers Variable Life Accumulator - Series 2 (Applies to    0.40%                0.40%
                                           policy years 6-15)  (2)
                                           Travelers Variable Life Accumulator - Series 3 (Applies to    0.40%                0.40%
                                           policy years 6-15)  (2)

Separate Account Charge 0.45%              Travelers MarketLife (Applies to policies issued on or        0.45%                0.45%
                                           after 7/12/1995 and prior to 5/1/1998 and in policy years
                                           16 and greater)

Separate Account Charge 0.60%              Travelers MarketLife (Applies to policies issued prior to     0.60%                0.60%
                                           7/12/1995)

Separate Account Charge 0.65%              Travelers Variable Life Accumulator (Applies to policies      0.65%                0.65%
                                           for the first 15 policy years)
                                           Travelers Variable Life Accumulator - Series 2 (Applies to    0.65%                0.65%
                                           policy years 1-5)  (2)
                                           Travelers Variable Life Accumulator - Series 3 (Applies to    0.65%                0.65%
                                           policy years 1-5)  (2)

Separate Account Charge 0.85%              Travelers Variable Life (Applies to the policies in the       0.85%                0.85%
                                           first 15 years)

Separate Account Charge 0.90%              Travelers MarketLife (Applies to policies issued on or        0.80%     0.10%      0.90%
                                           after 7/12/1995 for the first 15 policy years)
                                           Travelers Variable Survivorship Life  (Applies to the         0.80%     0.10%      0.90%
                                           policies in the first 15 years)
                                           Travelers Variable Survivorship Life II (Applies to the       0.80%     0.10%      0.90%
                                           policies in the first 15 years)
-----------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 5.

(2) Travelers Variable Life Accumulator - Series 2 and Series 3 have a 0.00% Current charge in policy years 16 and greater

The Company receives contingent surrender charges on full or partial contract surrenders. Such charges are assessed through the redemption of units by applying various percentages to premiums and/or stated contract amounts (as described in the prospectus).

The Company received $1,434,999 and $1,402,612 in satisfaction of such contingent surrender charges for the years ended December 31, 2004 and 2003, respectively. These charges are assessed through the redemption of units and are included in contract surrenders on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS' EQUITY

                                                                                          DECEMBER 31, 2004
                                                                            ----------------------------------------------

                                                                                               UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                            -----------      --------         ------------
Capital Appreciation Fund
    Separate Account Charges 0.65% ....................................       3,411,102      $  0.626         $  2,133,977
    Separate Account Charges 0.85% ....................................       5,827,140         0.620            3,612,578
    Separate Account Charges 0.90% ....................................       3,674,270         4.050           14,879,451

Dreyfus Stock Index Fund, Inc.
    Separate Account Charges 0.65% ....................................       1,730,904         0.857            1,483,957
    Separate Account Charges 0.85% ....................................       2,862,317         0.850            2,431,867
    Separate Account Charges 0.90% ....................................       5,325,218         2.789           14,853,767

Managed Assets Trust
    Separate Account Charges 0.65% ....................................         811,938         1.081              877,606
    Separate Account Charges 0.85% ....................................       1,846,680         1.071            1,978,081
    Separate Account Charges 0.90% ....................................         497,775         3.964            1,973,022

Money Market Portfolio
    Separate Account Charges 0.65% ....................................       4,785,304         1.074            5,141,670
    Separate Account Charges 0.85% ....................................      15,621,602         1.065           16,633,973
    Separate Account Charges 0.90% ....................................       8,155,598         1.814           14,794,520

The Merger Fund VL
    Separate Account Charges 0.65% ....................................           1,901         1.056                2,007
    Separate Account Charges 0.85% ....................................         207,507         1.055              218,837
    Separate Account Charges 0.90% ....................................         976,352         1.054            1,029,360

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 0.65% ....................................         424,951         0.792              336,526
    Separate Account Charges 0.85% ....................................       1,065,538         0.786              837,648
    Separate Account Charges 0.90% ....................................         269,235         0.800              215,420

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 0.65% ....................................       1,462,935         1.143            1,672,890
    Separate Account Charges 0.85% ....................................       3,140,882         1.135            3,565,297
    Separate Account Charges 0.90% ....................................       1,598,461         1.144            1,828,492
  Growth Fund - Class 2 Shares
    Separate Account Charges 0.65% ....................................       5,005,694         0.993            4,968,562
    Separate Account Charges 0.85% ....................................      12,700,724         0.985           12,514,149
    Separate Account Charges 0.90% ....................................      11,992,960         0.991           11,880,141
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 0.65% ....................................       3,223,702         1.147            3,697,274
    Separate Account Charges 0.85% ....................................       8,450,414         1.138            9,620,781
    Separate Account Charges 0.90% ....................................       3,578,358         1.117            3,996,443

                                                                                          DECEMBER 31, 2004
                                                                            ----------------------------------------------

                                                                                               UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                            -----------      --------         ------------
Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio
    Separate Account Charges 0.65% ....................................         430,452      $  1.382         $    595,012
    Separate Account Charges 0.85% ....................................         598,997         1.372              821,932
    Separate Account Charges 0.90% ....................................         150,868         1.347              203,173

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 0.65% ....................................         357,144         1.330              475,095
    Separate Account Charges 0.85% ....................................         215,197         1.328              285,880
    Separate Account Charges 0.90% ....................................         228,573         1.328              303,546

Dreyfus Variable Investment Fund
  Dreyfus VIF -  Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 0.65% ....................................       1,203,347         1.133            1,363,592
    Separate Account Charges 0.85% ....................................       2,668,802         1.125            3,002,139
    Separate Account Charges 0.90% ....................................       5,932,182         1.120            6,647,006
  Dreyfus VIF - Appreciation Portfolio - Initial Shares
    Separate Account Charges 0.65% ....................................          22,084         1.230               27,166
    Separate Account Charges 0.85% ....................................         217,740         1.226              266,951
    Separate Account Charges 0.90% ....................................          61,571         1.225               75,424

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 0.65% ....................................         974,920         1.009              984,085
    Separate Account Charges 0.85% ....................................       1,621,956         1.002            1,625,229
    Separate Account Charges 0.90% ....................................       2,078,068         0.992            2,060,984
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 0.65% ....................................         432,991         1.359              588,550
    Separate Account Charges 0.85% ....................................         601,998         1.355              815,524
    Separate Account Charges 0.90% ....................................         193,980         1.354              262,563
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 0.65% ....................................          30,880         1.185               36,586
    Separate Account Charges 0.85% ....................................          48,228         1.183               57,064
    Separate Account Charges 0.90% ....................................           5,558         1.183                6,574
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 0.65% ....................................         249,203         1.585              395,106
    Separate Account Charges 0.85% ....................................       1,925,973         1.580            3,043,378
    Separate Account Charges 0.90% ....................................       2,189,306         1.579            3,456,623
  Templeton Global Asset Allocation Fund - Class 1 Shares
    Separate Account Charges 0.65% ....................................              --         1.344                   --
    Separate Account Charges 0.85% ....................................              --         1.340                   --
    Separate Account Charges 0.90% ....................................         596,635         2.538            1,514,268
  Templeton Global Income Securities Fund - Class 1 Shares
    Separate Account Charges 0.65% ....................................              --         1.199                   --
    Separate Account Charges 0.85% ....................................              --         1.195                   --
    Separate Account Charges 0.90% ....................................         361,273         2.076              750,082
  Templeton Growth Securities Fund - Class 1 Shares
    Separate Account Charges 0.65% ....................................         199,150         1.260              250,984
    Separate Account Charges 0.85% ....................................         538,624         1.249              672,723
    Separate Account Charges 0.90% ....................................       3,278,558         2.639            8,653,066

                                                                                          DECEMBER 31, 2004
                                                                            ----------------------------------------------

                                                                                               UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                            -----------      --------         ------------
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Capital Growth Fund
    Separate Account Charges 0.65% ....................................          44,794      $  1.108         $     49,625
    Separate Account Charges 0.85% ....................................         299,519         1.106              331,133
    Separate Account Charges 0.90% ....................................       2,534,505         1.105            2,800,596

Greenwich Street Series Fund
  Equity Index Portfolio - Class I Shares
    Separate Account Charges 0.65% ....................................       5,709,162         0.859            4,902,438
    Separate Account Charges 0.85% ....................................      13,145,158         0.851           11,186,380
    Separate Account Charges 0.90% ....................................      14,835,736         0.931           13,809,802
  Fundamental Value Portfolio
    Separate Account Charges 0.65% ....................................       2,622,360         1.226            3,214,356
    Separate Account Charges 0.85% ....................................       7,712,315         1.215            9,368,296
    Separate Account Charges 0.90% ....................................       6,037,784         2.413           14,567,787

Janus Aspen Series
  Global Technology Portfolio - Service Shares
    Separate Account Charges 0.65% ....................................       1,592,240         0.354              564,096
    Separate Account Charges 0.85% ....................................       1,804,876         0.351              633,648
    Separate Account Charges 0.90% ....................................       1,200,276         0.355              425,498
  Mid Cap Growth Portfolio - Service Shares
    Separate Account Charges 0.65% ....................................       4,367,008         0.457            1,993,817
    Separate Account Charges 0.85% ....................................       6,212,658         0.452            2,810,996
    Separate Account Charges 0.90% ....................................       4,082,971         0.460            1,877,435
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 0.65% ....................................       3,386,819         0.594            2,010,407
    Separate Account Charges 0.85% ....................................       3,841,668         0.588            2,259,910
    Separate Account Charges 0.90% ....................................       2,668,669         0.574            1,531,999

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 0.65% ....................................         250,232         1.532              383,451
    Separate Account Charges 0.85% ....................................         685,600         1.527            1,047,090
    Separate Account Charges 0.90% ....................................         583,541         1.526              890,482

PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class
    Separate Account Charges 0.65% ....................................       2,445,617         1.249            3,055,981
    Separate Account Charges 0.85% ....................................       9,826,046         1.240           12,188,450
    Separate Account Charges 0.90% ....................................       8,843,674         1.223           10,815,931

Pioneer Variable Contracts Trust
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares
    Separate Account Charges 0.65% ....................................         681,571         1.376              938,080
    Separate Account Charges 0.85% ....................................       1,339,847         1.369            1,833,850
    Separate Account Charges 0.90% ....................................         579,458         1.367              791,998

Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
    Separate Account Charges 0.65% ....................................          84,902         0.809               68,668
    Separate Account Charges 0.85% ....................................         104,986         0.803               84,290
    Separate Account Charges 0.90% ....................................           2,016         0.796                1,604

                                                                                          DECEMBER 31, 2004
                                                                            ----------------------------------------------

                                                                                               UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                            -----------      --------         ------------
Putnam Variable Trust (continued)
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 0.65% ....................................         945,832      $  1.046         $    989,814
    Separate Account Charges 0.85% ....................................       1,722,481         1.039            1,789,370
    Separate Account Charges 0.90% ....................................       2,246,902         1.078            2,422,866
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 0.65% ....................................         634,336         1.410              894,370
    Separate Account Charges 0.85% ....................................       1,292,585         1.402            1,812,322
    Separate Account Charges 0.90% ....................................         335,347         1.400              469,543

Scudder Investment VIT Funds
  EAFE(R) Equity Index Fund - Class A Shares
    Separate Account Charges 0.65% ....................................       2,072,443         0.810            1,678,759
    Separate Account Charges 0.85% ....................................       1,657,562         0.803            1,330,626
    Separate Account Charges 0.90% ....................................       5,270,478         0.849            4,472,186
  Small Cap Index Fund - Class A Shares
    Separate Account Charges 0.65% ....................................       1,160,970         1.277            1,482,882
    Separate Account Charges 0.85% ....................................       3,231,960         1.266            4,090,954
    Separate Account Charges 0.90% ....................................       5,202,245         1.457            7,577,891

Smith Barney Multiple Discipline Trust
  Multiple Discipline Portfolio - All Cap Growth and Value
    Separate Account Charges 0.65% ....................................          57,072         1.031               58,828
    Separate Account Charges 0.85% ....................................         136,402         1.029              140,407
    Separate Account Charges 0.90% ....................................          62,626         1.029               64,444
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    Separate Account Charges 0.65% ....................................          41,431         1.025               42,477
    Separate Account Charges 0.85% ....................................          83,616         1.024               85,610
    Separate Account Charges 0.90% ....................................             322         1.024                  330

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 0.65% ....................................         659,815         1.167              770,100
    Separate Account Charges 0.85% ....................................       1,270,018         1.159            1,471,464
    Separate Account Charges 0.90% ....................................         948,751         1.166            1,106,324
  Equity Income Portfolio
    Separate Account Charges 0.65% ....................................       1,206,306         1.158            1,396,344
    Separate Account Charges 0.85% ....................................       3,348,379         1.149            3,847,585
    Separate Account Charges 0.90% ....................................       5,216,401         1.136            5,925,647
  Large Cap Portfolio
    Separate Account Charges 0.65% ....................................         588,395         0.891              524,092
    Separate Account Charges 0.85% ....................................         957,378         0.884              846,508
    Separate Account Charges 0.90% ....................................         757,575         0.882              668,455
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 0.65% ....................................       1,040,123         0.619              644,164
    Separate Account Charges 0.85% ....................................       2,006,696         0.615            1,233,699
    Separate Account Charges 0.90% ....................................         729,805         0.618              451,115
  Pioneer Fund Portfolio
    Separate Account Charges 0.65% ....................................          87,843         1.324              116,275
    Separate Account Charges 0.85% ....................................          59,353         1.319               78,301
    Separate Account Charges 0.90% ....................................         430,923         1.717              739,823

                                                                                          DECEMBER 31, 2004
                                                                            ----------------------------------------------

                                                                                               UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                            -----------      --------         ------------
The Travelers Series Trust (continued)
  U.S. Government Securities Portfolio
    Separate Account Charges 0.65% ....................................       1,113,627      $  1.394         $  1,552,598
    Separate Account Charges 0.85% ....................................       2,974,745         1.382            4,110,101
    Separate Account Charges 0.90% ....................................       6,078,576         1.921           11,676,100
  Zero Coupon Bond Fund Portfolio Series 2005
    Separate Account Charges 0.65% ....................................          46,979         1.291               60,643
    Separate Account Charges 0.85% ....................................         359,610         1.279              460,032
    Separate Account Charges 0.90% ....................................         732,501         1.605            1,176,043

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 0.65% ....................................       2,176,818         0.636            1,384,623
    Separate Account Charges 0.85% ....................................       3,440,383         0.630            2,168,700
    Separate Account Charges 0.90% ....................................       4,834,833         1.328            6,421,906
  MFS Total Return Portfolio
    Separate Account Charges 0.65% ....................................       3,096,144         1.352            4,186,607
    Separate Account Charges 0.85% ....................................       6,664,346         1.340            8,930,374
    Separate Account Charges 0.90% ....................................       4,069,169         2.286            9,302,535
  Pioneer Strategic Income Portfolio
    Separate Account Charges 0.65% ....................................         848,797         1.410            1,196,536
    Separate Account Charges 0.85% ....................................       1,069,008         1.397            1,493,428
    Separate Account Charges 0.90% ....................................       2,364,495         1.409            3,331,086
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 0.65% ....................................       2,268,496         0.936            2,124,394
    Separate Account Charges 0.85% ....................................       5,352,992         0.930            4,976,043
    Separate Account Charges 0.90% ....................................       4,602,928         0.889            4,090,649
  Smith Barney High Income Portfolio
    Separate Account Charges 0.65% ....................................         722,335         1.185              855,937
    Separate Account Charges 0.85% ....................................       2,379,778         1.174            2,794,614
    Separate Account Charges 0.90% ....................................       4,802,344         1.466            7,041,765
  Smith Barney International All Cap Growth Portfolio
    Separate Account Charges 0.65% ....................................         210,098         0.869              182,508
    Separate Account Charges 0.85% ....................................         222,649         0.862              191,992
    Separate Account Charges 0.90% ....................................         178,225         0.902              160,845
  Smith Barney Large Cap Value Portfolio
    Separate Account Charges 0.65% ....................................       2,796,248         1.058            2,957,543
    Separate Account Charges 0.85% ....................................       3,740,883         1.048            3,920,990
    Separate Account Charges 0.90% ....................................       3,227,800         1.794            5,789,907
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 0.65% ....................................       3,817,751         0.834            3,183,084
    Separate Account Charges 0.85% ....................................       6,493,083         0.826            5,364,904
    Separate Account Charges 0.90% ....................................       7,357,801         0.820            6,036,186

                                                                                          DECEMBER 31, 2004
                                                                            ----------------------------------------------

                                                                                               UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                            -----------      --------         ------------
Travelers Series Fund Inc. (continued)
  Strategic Equity Portfolio
    Separate Account Charges 0.65% ....................................       1,943,987      $  0.681         $  1,324,588
    Separate Account Charges 0.85% ....................................       4,265,851         0.675            2,880,411
    Separate Account Charges 0.90% ....................................       5,630,187         1.882           10,596,704

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 0.65% ....................................         252,455         1.480              373,711
    Separate Account Charges 0.85% ....................................         295,620         1.475              436,145
    Separate Account Charges 0.90% ....................................          91,800         1.474              135,323
  Emerging Growth Portfolio - Class I Shares
    Separate Account Charges 0.65% ....................................         545,146         0.747              407,136
    Separate Account Charges 0.85% ....................................       1,212,148         0.741              898,652
    Separate Account Charges 0.90% ....................................         112,326         0.761               85,439

Variable Insurance Products Fund
  Equity - Income Portfolio - Initial Class
    Separate Account Charges 0.65% ....................................         586,920         1.226              719,375
    Separate Account Charges 0.85% ....................................       1,350,769         1.215            1,640,757
    Separate Account Charges 0.90% ....................................       3,280,251         2.727            8,943,935
  Growth Portfolio - Initial Class
    Separate Account Charges 0.65% ....................................       1,060,931         0.658              697,691
    Separate Account Charges 0.85% ....................................       2,024,119         0.652            1,319,139
    Separate Account Charges 0.90% ....................................       4,527,826         2.312           10,469,748
  High Income Portfolio - Initial Class
    Separate Account Charges 0.65% ....................................         450,706         1.006              453,208
    Separate Account Charges 0.85% ....................................         127,078         0.997              126,634
    Separate Account Charges 0.90% ....................................       1,163,952         1.443            1,679,604

Variable Insurance Products Fund II
  Asset Manager Portfolio - Initial Class
    Separate Account Charges 0.65% ....................................          89,682         1.020               91,432
    Separate Account Charges 0.85% ....................................         278,950         1.010              281,834
    Separate Account Charges 0.90% ....................................         938,743         1.820            1,708,510
  Contrafund(R) Portfolio - Service Class
    Separate Account Charges 0.65% ....................................         803,479         1.259            1,011,635
    Separate Account Charges 0.85% ....................................       3,343,054         1.250            4,178,389
    Separate Account Charges 0.90% ....................................       4,454,836         1.235            5,502,827

Variable Insurance Products Fund III
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 0.65% ....................................         298,985         1.758              525,709
    Separate Account Charges 0.85% ....................................         636,739         1.752            1,115,840
    Separate Account Charges 0.90% ....................................         533,062         1.751              933,366
                                                                                                              ------------

Net Contract Owners' Equity ...........................................                                       $497,740,685
                                                                                                              ============

6. STATEMENT OF INVESTMENTS                                                          FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                         ---------------------------------------------------------

INVESTMENTS                                                                 NO. OF         MARKET         COST OF       PROCEEDS
                                                                            SHARES         VALUE         PURCHASES     FROM SALES
                                                                         ------------   ------------   ------------   ------------
CAPITAL APPRECIATION FUND (4.1%)
    Total (Cost $17,232,189)                                                  311,430   $ 20,626,006   $  1,655,969   $  1,726,536
                                                                         ------------   ------------   ------------   ------------

DREYFUS STOCK INDEX FUND, INC. (3.8%)
    Total (Cost $14,914,957)                                                  607,627     18,769,591      1,904,036      2,248,948
                                                                         ------------   ------------   ------------   ------------

MANAGED ASSETS TRUST (1.0%)
    Total (Cost $4,592,790)                                                   289,665      4,828,709      1,042,727        516,119
                                                                         ------------   ------------   ------------   ------------

MONEY MARKET PORTFOLIO (7.3%)
    Total (Cost $36,538,043)                                               36,538,043     36,538,043     26,145,782     39,786,546
                                                                         ------------   ------------   ------------   ------------

THE MERGER FUND VL (0.3%)
    Total (Cost $1,178,585)                                                   117,944      1,250,204      1,185,600          7,181
                                                                         ------------   ------------   ------------   ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.3%)
  AllianceBernstein Premier Growth Portfolio - Class B
    Total (Cost $1,297,908)                                                    60,130      1,389,594        245,755        315,520
                                                                         ------------   ------------   ------------   ------------

AMERICAN FUNDS INSURANCE SERIES (10.8%)
  Global Growth Fund - Class 2 Shares (Cost $5,688,395)                       410,138      7,066,679      2,626,790        137,348
  Growth Fund - Class 2 Shares (Cost $23,386,315)                             574,616     29,362,852      7,343,674      1,912,976
  Growth-Income Fund - Class 2 Shares (Cost $14,246,875)                      472,557     17,314,498      4,005,859      1,353,530
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $43,321,585)                                                1,457,311     53,744,029     13,976,323      3,403,854
                                                                         ------------   ------------   ------------   ------------

CREDIT SUISSE TRUST (0.3%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $1,318,485)                                                   122,365      1,620,117      1,675,213        940,426
                                                                         ------------   ------------   ------------   ------------

DELAWARE VIP TRUST (0.2%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $928,499)                                                      55,793      1,064,521        944,604         17,245
                                                                         ------------   ------------   ------------   ------------

DREYFUS VARIABLE INVESTMENT FUND (2.3%)
  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
    (Cost $9,049,850)                                                         265,048     11,012,737      2,167,890        739,170
  Dreyfus VIF - Appreciation Portfolio - Initial Shares
    (Cost $355,702)                                                            10,392        369,541        213,860         20,583
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $9,405,552)                                                   275,440     11,382,278      2,381,750        759,753
                                                                         ------------   ------------   ------------   ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (5.1%)
  Franklin Small Cap Fund - Class 2 Shares (Cost $3,876,673)                  240,365      4,670,298      1,355,906        398,304
  Mutual Shares Securities Fund - Class 2 Shares (Cost $1,468,493)            100,158      1,666,637        727,176         84,312
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $89,421)                                                             11,560        100,224         90,081            699
  Templeton Foreign Securities Fund - Class 2 Shares
    (Cost $6,025,256)                                                         480,495      6,895,107      4,814,155         44,286
  Templeton Global Asset Allocation Fund - Class 1 Shares
    (Cost $1,343,009)                                                          71,732      1,514,268        206,274        241,316
  Templeton Global Income Securities Fund - Class 1 Shares
    (Cost $689,732)                                                            47,474        750,082      1,225,019      1,826,330
  Templeton Growth Securities Fund - Class 1 Shares (Cost $7,503,376)         737,810      9,576,773      3,156,232      2,381,836
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $20,995,960)                                                1,689,594     25,173,389     11,574,843      4,977,083
                                                                         ------------   ------------   ------------   ------------

GOLDMAN SACHS VARIABLE INSURANCE TRUST (0.6%)
  Goldman Sachs Capital Growth Fund
    Total (Cost $2,886,004)                                                   306,194      3,181,354        450,664        504,807
                                                                         ------------   ------------   ------------   ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                         ---------------------------------------------------------

INVESTMENTS                                                                 NO. OF         MARKET        COST OF        PROCEEDS
                                                                            SHARES         VALUE        PURCHASES      FROM SALES
                                                                         ------------   ------------   ------------   ------------
GREENWICH STREET SERIES FUND (11.5%)
  Equity Index Portfolio - Class I Shares (Cost $25,573,165)                1,013,513   $ 29,898,620   $  5,666,606   $  2,419,592
  Fundamental Value Portfolio (Cost $24,107,701)                            1,286,751     27,150,439      5,376,100      1,123,569
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $49,680,866)                                                2,300,264     57,049,059     11,042,706      3,543,161
                                                                         ------------   ------------   ------------   ------------

JANUS ASPEN SERIES (2.8%)
  Global Technology Portfolio - Service Shares (Cost $1,757,405)              457,251      1,623,242        666,830        589,771
  Mid Cap Growth Portfolio - Service Shares (Cost $5,133,662)                 263,496      6,682,248      1,842,286        429,939
  Worldwide Growth Portfolio - Service Shares (Cost $6,053,707)               217,968      5,802,316        980,103        564,199
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $12,944,774)                                                  938,715     14,107,806      3,489,219      1,583,909
                                                                         ------------   ------------   ------------   ------------

LAZARD RETIREMENT SERIES, INC. (0.5%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $1,977,960)                                                   137,339      2,321,023        747,113        125,533
                                                                         ------------   ------------   ------------   ------------

PIMCO VARIABLE INSURANCE TRUST (5.2%)
  Total Return Portfolio - Administrative Class
    Total (Cost $25,420,897)                                                2,479,578     26,060,362      7,190,084      4,973,144
                                                                         ------------   ------------   ------------   ------------

PIONEER VARIABLE CONTRACTS TRUST (0.7%)
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares
    Total (Cost $2,869,881)                                                   145,824      3,563,928      2,236,336        479,725
                                                                         ------------   ------------   ------------   ------------

PUTNAM VARIABLE TRUST (1.7%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $128,177)            31,099        154,562         23,178         60,304
  Putnam VT International Equity Fund - Class IB Shares
    (Cost $3,983,280)                                                         353,640      5,202,050        579,711      2,018,862
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $2,313,712)          139,370      3,176,235      1,575,954        626,146
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $6,425,169)                                                   524,109      8,532,847      2,178,843      2,705,312
                                                                         ------------   ------------   ------------   ------------

SCUDDER INVESTMENT VIT FUNDS (4.1%)
  EAFE(R) Equity Index Fund - Class A Shares (Cost $6,699,779)                784,232      7,481,571      2,770,561      1,168,344
  Small Cap Index Fund - Class A Shares (Cost $9,821,136)                     916,497     13,151,727      2,797,252      2,822,518
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $16,520,915)                                                1,700,729     20,633,298      5,567,813      3,990,862
                                                                         ------------   ------------   ------------   ------------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (0.1%)
  Multiple Discipline Portfolio - All Cap Growth and Value
    (Cost $251,129)                                                            17,792        263,679        253,685          2,597
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    (Cost $124,187)                                                             9,751        128,417        127,503          3,378
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $375,316)                                                      27,543        392,096        381,188          5,975
                                                                         ------------   ------------   ------------   ------------

THE TRAVELERS SERIES TRUST (7.8%)
  Convertible Securities Portfolio (Cost $3,116,326)                          271,084      3,347,888      1,574,610        244,880
  Equity Income Portfolio (Cost $9,522,883)                                   650,529     11,169,576      2,566,590      1,554,644
  Large Cap Portfolio (Cost $1,848,411)                                       146,379      2,039,055        477,235        205,885
  MFS Mid Cap Growth Portfolio (Cost $2,069,420)                              296,685      2,328,978        739,119        792,263
  Pioneer Fund Portfolio (Cost $967,566)                                       77,672        934,399        375,633        403,950
  U.S. Government Securities Portfolio (Cost $17,621,619)                   1,359,906     17,338,799      3,684,272      1,619,648
  Zero Coupon Bond Fund Portfolio Series 2005 (Cost $1,796,871)               155,377      1,696,718      1,257,380      1,061,362
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $36,943,096)                                                2,957,632     38,855,413     10,674,839      5,882,632
                                                                         ------------   ------------   ------------   ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                         ---------------------------------------------------------

INVESTMENTS                                                                 NO. OF         MARKET        COST OF        PROCEEDS
                                                                            SHARES         VALUE        PURCHASES      FROM SALES
                                                                         ------------   ------------   ------------   ------------
TRAVELERS SERIES FUND INC. (20.7%)
  AIM Capital Appreciation Portfolio (Cost $9,033,873)                        932,264   $  9,975,229   $  1,702,171   $  1,709,786
  MFS Total Return Portfolio (Cost $21,119,000)                             1,308,023     22,419,516      4,141,250      1,559,530
  Pioneer Strategic Income Portfolio (Cost $6,101,034)                        641,903      6,021,050      2,147,515      1,245,059
  Smith Barney Aggressive Growth Portfolio (Cost $9,624,828)                  840,172     11,191,086      1,736,774        827,044
  Smith Barney High Income Portfolio (Cost $11,201,456)                     1,416,201     10,692,316     10,279,713     12,220,493
  Smith Barney International All Cap Growth Portfolio
    (Cost $401,680)                                                            41,276        535,345         98,608        185,950
  Smith Barney Large Cap Value Portfolio (Cost $11,905,967)                   702,242     12,668,440      2,637,283      1,731,818
  Smith Barney Large Capitalization Growth Portfolio
    (Cost $13,163,572)                                                      1,014,904     14,584,174      3,680,136      1,705,390
  Strategic Equity Portfolio (Cost $15,932,869)                               843,883     14,801,703      1,565,306      1,502,476
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $98,484,279)                                                7,740,868    102,888,859     27,988,756     22,687,546
                                                                         ------------   ------------   ------------   ------------

VAN KAMPEN LIFE INVESTMENT TRUST (0.5%)
  Comstock Portfolio - Class II Shares (Cost $824,423)                         69,042        945,179        598,247         64,773
  Emerging Growth Portfolio - Class I Shares (Cost $1,269,593)                 53,468      1,391,227        289,238        196,028
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $2,094,016)                                                   122,510      2,336,406        887,485        260,801
                                                                         ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND (5.2%)
  Equity - Income Portfolio - Initial Class (Cost $9,254,608)                 445,568     11,304,067      1,439,498      1,084,105
  Growth Portfolio - Initial Class (Cost $11,625,937)                         390,084     12,486,578      1,327,333        796,789
  High Income Portfolio - Initial Class (Cost $2,310,096)                     322,778      2,259,446        339,070        267,547
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $23,190,641)                                                1,158,430     26,050,091      3,105,901      2,148,441
                                                                         ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND II (2.6%)
  Asset Manager Portfolio - Initial Class (Cost $2,110,704)                   140,187      2,081,776        212,572        490,096
  Contrafund(R) Portfolio - Service Class (Cost $8,537,509)                   403,048     10,692,851      3,752,375        398,908
                                                                         ------------   ------------   ------------   ------------
    Total (Cost $10,648,213)                                                  543,235     12,774,627      3,964,947        889,004
                                                                         ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND III (0.5%)
  Mid Cap Portfolio - Service Class 2
    Total (Cost $2,116,804)                                                    86,175      2,574,915      1,766,337        391,073
                                                                         ------------   ------------   ------------   ------------

Total INVESTMENTS (100%)
  (COST $444,303,384)                                                                   $497,708,565   $144,404,833   $104,871,136
                                                                                        ============   ============   ============

7. FINANCIAL HIGHLIGHTS

                                                                                                        EXPENSE           TOTAL
                                              YEAR              UNIT VALUE      NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                             ENDED    UNITS     LOWEST TO     ASSETS       INCOME      LOWEST TO       LOWEST TO
                                             DEC 31   (000S)    HIGHEST ($)   ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                             ------  -------   -------------  -------  -------------  -----------  -----------------
CAPITAL APPRECIATION FUND                     2004    12,913   0.620 - 4.050   20,626          --     0.65 - 0.90      18.46 - 18.79
                                              2003    12,661   0.523 - 3.419   17,313        0.05     0.65 - 0.90      23.79 - 24.29
                                              2002    12,883   0.422 - 2.762   14,462        1.60     0.65 - 0.90  (25.83) - (25.61)
                                              2001    10,532   0.569 - 3.720   18,333        0.49     0.65 - 0.90  (26.74) - (26.64)

DREYFUS STOCK INDEX FUND, INC.                2004     9,918   0.850 - 2.789   18,770        1.82     0.65 - 0.90        9.63 - 9.87
                                              2003    10,212   0.774 - 2.544   17,593        1.52     0.65 - 0.90      27.20 - 27.45
                                              2002     9,278   0.608 - 2.000   12,487        1.33     0.65 - 0.90  (23.05) - (22.82)
                                              2001     8,992   0.790 - 2.599   15,652        1.14     0.65 - 0.90  (13.00) - (12.76)

MANAGED ASSETS TRUST                          2004     3,156   1.071 - 3.964    4,829        2.50     0.65 - 0.90        8.45 - 8.75
                                              2003     2,814   0.987 - 3.655    4,046        2.98     0.65 - 0.90      20.91 - 21.22
                                              2002     1,873   0.816 - 3.023    2,565        6.96     0.65 - 0.90    (9.43) - (9.19)
                                              2001     1,286   0.901 - 3.337    2,123        2.93     0.65 - 0.90    (5.95) - (5.74)

MONEY MARKET PORTFOLIO                        2004    28,563   1.065 - 1.814   36,570        0.99     0.65 - 0.90        0.11 - 0.37
                                              2003    37,380   1.063 - 1.812   50,186        0.79     0.65 - 0.90      (0.11) - 0.09
                                              2002    50,772   1.064 - 1.814   66,651        1.38     0.65 - 0.90        0.50 - 0.75
                                              2001    46,298   1.058 - 1.805   65,049        3.44     0.65 - 0.90        2.85 - 3.11

THE MERGER FUND VL                            2004     1,186   1.054 - 1.056    1,250          --     0.65 - 0.90        5.29 - 6.14

ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Premier Growth
    Portfolio - Class B                       2004     1,760   0.786 - 0.800    1,390          --     0.65 - 0.90        7.38 - 7.61
                                              2003     1,837   0.732 - 0.745    1,351          --     0.65 - 0.90      22.33 - 22.67
                                              2002     1,409   0.598 - 0.609      846          --     0.65 - 0.90  (31.50) - (31.35)
                                              2001       502   0.872 - 0.889      439          --     0.65 - 0.90    (16.31) - 18.53
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares         2004     6,202   1.135 - 1.144    7,067        0.44     0.65 - 0.90      12.49 - 12.72
                                              2003     3,800   1.009 - 1.017    3,847        0.38     0.65 - 0.90      33.99 - 34.30
                                              2002     2,029   0.752 - 0.759    1,532        0.94     0.65 - 0.90  (15.41) - (15.17)
                                              2001       431   0.889 - 0.897      383        0.05     0.65 - 0.90   (14.44) - (2.61)

  Growth Fund - Class 2 Shares                2004    29,699   0.985 - 0.993   29,363        0.19     0.65 - 0.90      11.55 - 11.82
                                              2003    23,573   0.883 - 0.888   20,889        0.13     0.65 - 0.90      35.57 - 35.99
                                              2002    12,062   0.651 - 0.655    7,881        0.05     0.65 - 0.90  (25.14) - (25.03)
                                              2001     1,481   0.869 - 0.875    1,289        0.02     0.65 - 0.90   (13.45) - (4.79)

  Growth-Income Fund - Class 2 Shares         2004    15,252   1.117 - 1.147   17,314        0.94     0.65 - 0.90        9.40 - 9.66
                                              2003    12,771   1.021 - 1.046   13,240        1.21     0.65 - 0.90      31.23 - 31.57
                                              2002     7,495   0.778 - 0.795    5,914        1.59     0.65 - 0.90  (19.10) - (18.88)
                                              2001       928   0.961 - 0.980      907        0.04     0.65 - 0.90    (6.76) - (0.61)
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets        2004     1,180   1.347 - 1.382    1,620        0.26     0.65 - 0.90      23.81 - 24.06
    Portfolio                                 2003       618   1.088 - 1.114      685          --     0.65 - 0.90      41.67 - 41.91
                                              2002       332   0.768 - 0.785      260        0.17     0.65 - 0.90  (14.67) - (12.09)
                                              2001        79   0.892 - 0.893       70          --     0.65 - 0.85    (9.43) - (3.15)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard Class   2004       801   1.328 - 1.330    1,065          --     0.65 - 0.90      20.73 - 33.13

                                                                                                        EXPENSE           TOTAL
                                              YEAR              UNIT VALUE      NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                             ENDED    UNITS     LOWEST TO     ASSETS       INCOME      LOWEST TO       LOWEST TO
                                             DEC 31   (000S)    HIGHEST ($)   ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                             ------  -------   -------------  -------  -------------  -----------  -----------------
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF - Developing Leaders            2004     9,804   1.120 - 1.133   11,013        0.22     0.65 - 0.90      10.34 - 10.64
  Portfolio - Initial Shares                  2003     8,450   1.015 - 1.024    8,596        0.03     0.65 - 0.90      30.46 - 30.78
                                              2002     5,900   0.778 - 0.783    4,598        0.04     0.65 - 0.90  (19.88) - (19.61)
                                              2001       460   0.971 - 0.974      448        0.63     0.65 - 0.90      (4.14) - 1.56

  Dreyfus VIF - Appreciation Portfolio -      2004       301   1.225 - 1.230      370        2.14     0.65 - 0.90        4.08 - 4.33
    Initial Shares                            2003       142   1.177 - 1.179      167        5.82     0.65 - 0.90       6.23 - 11.78
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2 Shares    2004     4,675   0.992 - 1.009    4,670          --     0.65 - 0.90      10.47 - 10.76
                                              2003     3,579   0.898 - 0.911    3,237          --     0.65 - 0.90      36.06 - 36.38
                                              2002     2,617   0.660 - 0.668    1,740        0.29     0.65 - 0.90  (29.34) - (29.16)
                                              2001       337   0.934 - 0.943      318        0.04     0.65 - 0.90      (9.25) - 0.21

  Mutual Shares Securities Fund - Class 2     2004     1,229   1.354 - 1.359    1,667        0.75     0.65 - 0.90      11.62 - 11.85
    Shares                                    2003       720   1.213 - 1.215      874        0.02     0.65 - 0.90      10.27 - 13.79
  Templeton Developing Markets
    Securities Fund - Class 2 Shares          2004        85   1.183 - 1.185      100        0.42     0.65 - 0.90      13.75 - 28.11
  Templeton Foreign Securities Fund -
    Class 2 Shares                            2004     4,364   1.579 - 1.585    6,895        1.03     0.65 - 0.90      17.47 - 17.76
                                              2003     1,012   1.344 - 1.346    1,361        0.02     0.65 - 0.90      22.18 - 22.83
  Templeton Global Asset Allocation Fund
    - Class 1 Shares                          2004       597           2.538    1,514        3.05            0.90              14.89
                                              2003       627           2.209    1,385        2.72            0.90              31.18
                                              2002       596           1.684    1,003        1.96            0.90             (5.07)
                                              2001       660           1.774    1,171        1.39            0.90            (10.49)
  Templeton Global Income Securities
    Fund - Class 1 Shares                     2004       361           2.076      750       12.20            0.90              14.07
                                              2003       733           1.820    1,335        7.19            0.90              21.58
                                              2002       328           1.497      491        1.02            0.90              20.34
                                              2001       232           1.244      289        3.52            0.90               1.63
  Templeton Growth Securities Fund -
    Class 1 Shares                            2004     4,016   1.249 - 2.639    9,577        1.28     0.65 - 0.90      15.19 - 15.49
                                              2003     3,728   1.084 - 2.291    7,633        1.63     0.65 - 0.90      31.44 - 31.76
                                              2002     3,234   0.824 - 1.743    5,028        4.08     0.65 - 0.90  (19.04) - (18.82)
                                              2001     3,073   1.017 - 2.153    5,874        1.37     0.65 - 0.90    (1.87) - (1.64)
GOLDMAN SACHS VARIABLE INSURANCE TRUST
  Goldman Sachs Capital Growth Fund           2004     2,879   1.105 - 1.108    3,181        0.69     0.65 - 0.90        8.12 - 8.41
                                              2003     2,919           1.022    2,984          --     0.65 - 0.90               2.20
GREENWICH STREET SERIES FUND
  Equity Index Portfolio - Class I Shares     2004    33,690   0.851 - 0.931   29,899        1.74     0.65 - 0.90        9.52 - 9.85
                                              2003    30,079   0.777 - 0.850   24,303        1.80     0.65 - 0.90      27.06 - 27.36
                                              2002    14,663   0.611 - 0.669    9,283        2.68     0.65 - 0.90  (22.93) - (22.77)
                                              2001     7,428   0.792 - 0.868    6,119        0.88     0.65 - 0.90  (12.94) - (12.64)

  Fundamental Value Portfolio                 2004    16,372   1.215 - 2.413   27,150        0.71     0.65 - 0.90        7.24 - 7.54
                                              2003    14,196   1.132 - 2.250   21,724        0.67     0.65 - 0.90      37.38 - 37.68
                                              2002    12,357   0.824 - 1.637   13,670        1.25     0.65 - 0.90  (22.01) - (21.81)
                                              2001     6,243   1.055 - 2.099    8,460        0.70     0.65 - 0.90    (6.14) - (5.87)

                                                                                                        EXPENSE           TOTAL
                                              YEAR              UNIT VALUE      NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                             ENDED    UNITS     LOWEST TO     ASSETS       INCOME      LOWEST TO       LOWEST TO
                                             DEC 31   (000S)    HIGHEST ($)   ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                             ------  -------   -------------  -------  -------------  -----------  -----------------
JANUS ASPEN SERIES
  Global Technology Portfolio - Service       2004     4,597   0.351 - 0.355    1,623          --     0.65 - 0.90             (0.28)
    Shares                                    2003     4,395   0.352 - 0.356    1,556          --     0.65 - 0.90      45.31 - 45.49
                                              2002     2,957   0.242 - 0.245      720          --     0.65 - 0.90  (41.55) - (41.20)
                                              2001     2,766   0.414 - 0.419    1,150        0.48     0.65 - 0.90  (37.84) - (37.78)

  Mid Cap Growth Portfolio - Service Shares   2004    14,663   0.452 - 0.460    6,682          --     0.65 - 0.90      19.26 - 19.95
                                              2003    11,132   0.379 - 0.385    4,242          --     0.65 - 0.90      33.68 - 33.92
                                              2002     9,079   0.283 - 0.288    2,585          --     0.65 - 0.90  (28.89) - (28.57)
                                              2001     7,291   0.398 - 0.405    2,913          --     0.65 - 0.90  (40.09) - (40.00)

  Worldwide Growth Portfolio - Service        2004     9,897   0.574 - 0.594    5,802        0.95     0.65 - 0.90        3.52 - 3.85
    Shares                                    2003     9,176   0.554 - 0.572    5,188        0.86     0.65 - 0.90      22.57 - 23.01
                                              2002     8,985   0.452 - 0.465    4,142        0.64     0.65 - 0.90  (26.38) - (26.19)
                                              2001     7,050   0.614 - 0.630    4,407        0.35     0.65 - 0.90  (23.35) - (23.17)
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio       2004     1,519   1.526 - 1.532    2,321          --     0.65 - 0.90      13.87 - 14.16
                                              2003     1,072   1.340 - 1.342    1,437          --     0.65 - 0.90      18.24 - 22.04
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio - Administrative     2004    21,115   1.223 - 1.249   26,060        1.88     0.65 - 0.90        3.94 - 4.17
    Class                                     2003    19,781   1.176 - 1.199   23,489        2.81     0.65 - 0.90        4.07 - 4.35
                                              2002    13,369   1.130 - 1.149   15,240        4.05     0.65 - 0.90        8.03 - 8.40
                                              2001     2,064   1.046 - 1.060    2,185        2.44     0.65 - 0.90        1.45 - 5.69
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Mid Cap Value VCT Portfolio -
    Class II Shares                           2004     2,601   1.367 - 1.376    3,564        0.31     0.65 - 0.90      20.65 - 20.91
                                              2003     1,147   1.133 - 1.138    1,302        0.24     0.65 - 0.90      35.85 - 36.29
                                              2002       198   0.834 - 0.835      165        0.07     0.65 - 0.90   (12.76) - (2.46)
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                           2004       192   0.796 - 0.809      155          --     0.65 - 0.90        6.64 - 6.87
                                              2003       239   0.746 - 0.757      180          --     0.65 - 0.90      30.88 - 31.20
                                              2002       148   0.570 - 0.577       85          --     0.65 - 0.90  (30.22) - (25.39)
                                              2001        75   0.824 - 0.825       61          --     0.65 - 0.85  (18.40) - (11.40)
  Putnam VT International Equity Fund -
    Class IB Shares                           2004     4,915   1.039 - 1.078    5,202        1.63     0.65 - 0.90      15.17 - 15.45
                                              2003     6,466   0.902 - 0.936    5,939        0.74     0.65 - 0.90      27.35 - 27.61
                                              2002     4,299   0.707 - 0.735    3,096        0.59     0.65 - 0.90  (18.45) - (18.20)
                                              2001       533   0.867 - 0.901      464          --     0.65 - 0.90   (13.99) - (2.07)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                 2004     2,262   1.400 - 1.410    3,176        0.27     0.65 - 0.90      25.11 - 25.44
                                              2003     1,439   1.119 - 1.124    1,613        0.32     0.65 - 0.90      48.21 - 48.68
                                              2002       487   0.755 - 0.756      368          --     0.65 - 0.90   (26.63) - (9.58)
SCUDDER INVESTMENT VIT FUNDS
  EAFE(R) Equity Index Fund - Class A         2004     9,000   0.803 - 0.849    7,482        2.30     0.65 - 0.90      18.08 - 18.25
    Shares                                    2003     7,042   0.680 - 0.719    4,937        4.21     0.65 - 0.90      32.17 - 32.50
                                              2002     5,824   0.514 - 0.544    3,092        1.59     0.65 - 0.90  (22.29) - (22.02)
                                              2001     3,666   0.661 - 0.700    2,516          --     0.65 - 0.90  (25.40) - (25.25)

  Small Cap Index Fund - Class A Shares       2004     9,595   1.266 - 1.457   13,152        0.42     0.65 - 0.90      16.75 - 16.94
                                              2003     9,519   1.084 - 1.248   11,163        0.85     0.65 - 0.90      45.11 - 45.60
                                              2002     5,172   0.747 - 0.860    4,161        0.79     0.65 - 0.90  (21.32) - (21.14)
                                              2001     2,904   0.948 - 1.093    3,012        0.82     0.65 - 0.90        1.17 - 1.39

                                                                                                        EXPENSE           TOTAL
                                              YEAR              UNIT VALUE      NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                             ENDED    UNITS     LOWEST TO     ASSETS       INCOME      LOWEST TO       LOWEST TO
                                             DEC 31   (000S)    HIGHEST ($)   ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                             ------  -------   -------------  -------  -------------  -----------  -----------------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All
    Cap Growth and Value                      2004       256   1.029 - 1.031      264        0.77     0.65 - 0.90        5.00 - 9.91
  Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value         2004       125   1.024 - 1.025      128        1.55     0.65 - 0.90        3.12 - 7.22
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio            2004     2,879   1.159 - 1.167    3,348        2.59     0.65 - 0.90        5.33 - 5.61
                                              2003     1,740   1.099 - 1.107    1,919        3.79     0.65 - 0.90      25.08 - 25.43
                                              2002     1,029   0.878 - 0.885      906        9.15     0.65 - 0.90    (7.81) - (7.56)
                                              2001       438   0.952 - 0.960      418        1.45     0.65 - 0.90    (3.83) - (1.23)

  Equity Income Portfolio                     2004     9,771   1.136 - 1.158   11,170        1.32     0.65 - 0.90        8.91 - 9.25
                                              2003     9,273   1.043 - 1.060    9,729        1.15     0.65 - 0.90      30.05 - 30.22
                                              2002     5,156   0.802 - 0.814    4,166        1.45     0.65 - 0.90  (14.77) - (14.50)
                                              2001     1,236   0.941 - 0.952    1,173        2.80     0.65 - 0.90    (5.94) - (2.18)

  Large Cap Portfolio                         2004     2,303   0.882 - 0.891    2,039        0.88     0.65 - 0.90        5.50 - 5.82
                                              2003     1,985   0.836 - 0.842    1,663        0.49     0.65 - 0.90      23.49 - 23.82
                                              2002     1,278   0.677 - 0.680      866        0.70     0.65 - 0.90  (23.50) - (23.25)
                                              2001       404   0.884 - 0.886      358        1.14     0.65 - 0.90   (10.52) - (8.85)

  MFS Mid Cap Growth Portfolio                2004     3,777   0.615 - 0.619    2,329          --     0.65 - 0.90      12.98 - 13.37
                                              2003     3,868   0.543 - 0.547    2,106          --     0.65 - 0.90      35.75 - 36.16
                                              2002     2,281   0.400 - 0.402      914          --     0.65 - 0.90  (49.37) - (49.18)
                                              2001       647   0.788 - 0.794      511          --     0.65 - 0.90     (25.80) - 4.06

  Pioneer Fund Portfolio                      2004       578   1.319 - 1.717      934        0.94     0.65 - 0.90      10.13 - 10.43
                                              2003       585   1.197 - 1.559      876        1.62     0.65 - 0.90       8.51 - 22.66
                                              2002       475           1.271      604        7.98            0.90            (30.81)
                                              2001       363           1.837      667        1.92            0.90            (23.71)

  U.S. Government Securities Portfolio        2004    10,167   1.382 - 1.921   17,339        4.65     0.65 - 0.90        5.20 - 5.45
                                              2003     9,249   1.313 - 1.826   15,087        5.41     0.65 - 0.90        1.78 - 2.08
                                              2002     7,361   1.289 - 1.794   11,885        8.30     0.65 - 0.90      12.62 - 12.90
                                              2001     3,389   1.144 - 1.593    4,559        4.21     0.65 - 0.90        4.87 - 5.13

  Zero Coupon Bond Fund Portfolio             2004     1,139   1.279 - 1.605    1,697        4.67     0.65 - 0.90        0.12 - 0.39
    Series 2005                               2003     1,068   1.277 - 1.603    1,578        2.95     0.65 - 0.90        1.46 - 1.74
                                              2002     1,841   1.258 - 1.580    2,784        9.08     0.65 - 0.90       9.80 - 10.01
                                              2001     1,676   1.145 - 1.439    2,292        4.69     0.65 - 0.90        5.42 - 5.80

                                                                                                        EXPENSE           TOTAL
                                              YEAR              UNIT VALUE      NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                             ENDED    UNITS     LOWEST TO     ASSETS       INCOME      LOWEST TO       LOWEST TO
                                             DEC 31   (000S)    HIGHEST ($)   ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                             ------  -------   -------------  -------  -------------  -----------  -----------------
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio          2004    10,452   0.630 - 1.328    9,975        0.14     0.65 - 0.90        5.53 - 5.82
                                              2003    10,167   0.597 - 1.258    9,370          --     0.65 - 0.90      28.11 - 28.42
                                              2002    10,034   0.466 - 0.982    7,189          --     0.65 - 0.90  (24.58) - (24.39)
                                              2001     8,451   0.617 - 1.302    8,347          --     0.65 - 0.90  (24.43) - (24.24)

  MFS Total Return Portfolio                  2004    13,830   1.340 - 2.286   22,420        2.85     0.65 - 0.90      10.49 - 10.73
                                              2003    12,551   1.212 - 2.069   18,724        2.52     0.65 - 0.90      15.46 - 15.73
                                              2002    10,448   1.049 - 1.792   13,520        6.99     0.65 - 0.90    (6.13) - (5.80)
                                              2001     6,563   1.117 - 1.909    9,433        2.64     0.65 - 0.90    (0.89) - (0.71)

  Pioneer Strategic Income Portfolio          2004     4,282   1.397 - 1.410    6,021        7.43     0.65 - 0.90       9.99 - 10.24
                                              2003     3,872   1.270 - 1.281    4,952        9.41     0.65 - 0.90      18.39 - 18.76
                                              2002     3,098   1.071 - 1.082    3,342       26.72     0.65 - 0.90        4.90 - 5.18
                                              2001     1,856   1.021 - 1.031    1,908        7.97     0.65 - 0.90        3.31 - 3.54

  Smith Barney Aggressive Growth Portfolio    2004    12,224   0.889 - 0.936   11,191          --     0.65 - 0.90        8.95 - 9.22
                                              2003    11,128   0.816 - 0.857    9,336          --     0.65 - 0.90      33.33 - 33.70
                                              2002     9,094   0.612 - 0.641    5,719          --     0.65 - 0.90  (33.23) - (33.16)
                                              2001     2,886   0.916 - 0.959    2,747          --     0.65 - 0.90     (10.87) - 0.00

  Smith Barney High Income Portfolio          2004     7,904   1.174 - 1.466   10,692       10.06     0.65 - 0.90        9.40 - 9.72
                                              2003    10,051   1.072 - 1.340   12,701       21.08     0.65 - 0.90      26.42 - 26.76
                                              2002     2,407   0.848 - 1.060    2,227       27.24     0.65 - 0.90    (4.16) - (3.95)
                                              2001     1,673   0.884 - 1.106    1,664       11.61     0.65 - 0.90    (5.94) - (4.54)
  Smith Barney International All Cap
    Growth Portfolio                          2004       611   0.862 - 0.902      535        1.00     0.65 - 0.90      16.69 - 17.12
                                              2003       717   0.738 - 0.773      543        1.35     0.65 - 0.90      26.31 - 26.62
                                              2002       405   0.584 - 0.612      242        1.34     0.65 - 0.90  (26.35) - (26.10)
                                              2001        75   0.792 - 0.831       61          --     0.65 - 0.90     (11.51) - 7.09

  Smith Barney Large Cap Value Portfolio      2004     9,765   1.048 - 1.794   12,668        2.01     0.65 - 0.90        9.62 - 9.98
                                              2003     8,922   0.956 - 1.636   10,797        1.89     0.65 - 0.90      26.43 - 26.75
                                              2002     8,176   0.755 - 1.294    7,781        4.20     0.65 - 0.90  (26.06) - (25.88)
                                              2001     6,132   1.021 - 1.750    8,307        1.40     0.65 - 0.90    (9.00) - (8.82)
  Smith Barney Large Capitalization
    Growth Portfolio                          2004    17,669   0.820 - 0.834   14,584        0.40     0.65 - 0.90    (0.61) - (0.24)
                                              2003    15,108   0.825 - 0.836   12,532        0.03     0.65 - 0.90      46.28 - 46.67
                                              2002     9,497   0.564 - 0.570    5,386        0.40     0.65 - 0.90  (25.49) - (25.29)
                                              2001     6,518   0.756 - 0.763    4,954          --     0.65 - 0.90  (13.40) - (13.10)

  Strategic Equity Portfolio                  2004    11,840   0.675 - 1.882   14,802        1.46     0.65 - 0.90        9.22 - 9.49
                                              2003    11,659   0.618 - 1.723   13,560          --     0.65 - 0.90      31.33 - 31.50
                                              2002    10,727   0.470 - 1.312    9,779        0.61     0.65 - 0.90  (34.17) - (33.94)
                                              2001    10,229   0.714 - 1.993   14,506        0.19     0.65 - 0.90  (14.13) - (13.94)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares        2004       640   1.474 - 1.480      945        0.57     0.65 - 0.90      16.34 - 16.63
                                              2003       243   1.267 - 1.269      308          --     0.65 - 0.90      11.83 - 14.22

  Emerging Growth Portfolio - Class I         2004     1,870   0.741 - 0.761    1,391          --     0.65 - 0.90        6.01 - 6.41
    Shares                                    2003     1,722   0.699 - 0.717    1,206          --     0.65 - 0.90      26.23 - 26.49
                                              2002     1,327   0.553 - 0.568      736        0.26     0.65 - 0.90  (33.05) - (29.44)
                                              2001       521   0.826 - 0.828      431          --     0.65 - 0.85  (16.31) - (12.01)

                                                                                                        EXPENSE           TOTAL
                                              YEAR              UNIT VALUE      NET    INVESTMENT(1)   RATIO(2)         RETURN(3)
                                             ENDED    UNITS     LOWEST TO     ASSETS       INCOME      LOWEST TO       LOWEST TO
                                             DEC 31   (000S)    HIGHEST ($)   ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                             ------  -------   -------------  -------  -------------  -----------  -----------------
VARIABLE INSURANCE PRODUCTS FUND
  Equity - Income Portfolio - Initial Class   2004     5,218   1.215 - 2.727   11,304        1.51     0.65 - 0.90      10.54 - 10.85
                                              2003     5,141   1.098 - 2.467    9,968        1.75     0.65 - 0.90      29.16 - 29.51
                                              2002     5,171   0.850 - 1.910    7,519        1.66     0.65 - 0.90  (17.67) - (17.49)
                                              2001     7,392   1.032 - 2.320   14,521        1.29     0.65 - 0.90    (5.84) - (5.57)

  Growth Portfolio - Initial Class            2004     7,613   0.652 - 2.312   12,487        0.26     0.65 - 0.90        2.44 - 2.81
                                              2003     7,262   0.636 - 2.257   11,595        0.27     0.65 - 0.90      31.68 - 31.96
                                              2002     7,634   0.483 - 1.714    8,932        0.24     0.65 - 0.90  (30.75) - (30.60)
                                              2001     7,210   0.696 - 2.475   12,150        0.07     0.65 - 0.90  (18.41) - (18.15)

  High Income Portfolio - Initial Class       2004     1,742   0.997 - 1.443    2,259        8.32     0.65 - 0.90        8.58 - 8.87
                                              2003     1,804   0.917 - 1.329    2,170        6.66     0.65 - 0.90      26.13 - 26.58
                                              2002     1,603   0.727 - 1.053    1,482       10.07     0.65 - 0.90        2.43 - 2.67
                                              2001     1,557   0.709 - 1.028    1,411        9.94     0.65 - 0.90  (12.51) - (12.22)
VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager Portfolio - Initial Class     2004     1,307   1.010 - 1.820    2,082        2.80     0.65 - 0.90        4.54 - 4.83
                                              2003     1,475   0.966 - 1.741    2,310        3.71     0.65 - 0.90      16.92 - 17.23
                                              2002     1,496   0.826 - 1.489    2,015        3.81     0.65 - 0.90    (9.54) - (9.29)
                                              2001     1,438   0.913 - 1.646    2,170        3.61     0.65 - 0.90    (4.97) - (4.79)

  Contrafund(R) Portfolio - Service Class     2004     8,601   1.235 - 1.259   10,693        0.22     0.65 - 0.90      14.25 - 14.56
                                              2003     5,661   1.081 - 1.099    6,151        0.16     0.65 - 0.90      27.18 - 27.49
                                              2002     1,682   0.850 - 0.862    1,438        0.23     0.65 - 0.90   (10.15) - (9.93)
                                              2001       304   0.946 - 0.957      290          --     0.65 - 0.90      (4.78) - 0.42
VARIABLE INSURANCE PRODUCTS FUND III
  Mid Cap Portfolio - Service Class 2         2004     1,469   1.751 - 1.758    2,575          --     0.65 - 0.90      23.55 - 23.80
                                              2003       563   1.417 - 1.420      798          --     0.65 - 0.90      23.91 - 26.63

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8. SCHEDULE OF UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                            DREYFUS STOCK INDEX
                                         CAPITAL APPRECIATION FUND         FUND - INITIAL SHARES            MANAGED ASSETS TRUST
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............   12,660,678     12,882,619       10,212,212       9,277,941       2,814,344      1,873,419
Units purchased and transferred from
  other funding options ...............    3,191,222      5,156,872        1,857,261       3,231,853       1,146,138      1,897,689
Units redeemed and transferred to
  other funding options ...............   (2,939,388)    (5,378,813)      (2,151,034)     (2,297,582)       (804,089)      (956,764)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................   12,912,512     12,660,678        9,918,439      10,212,212       3,156,393      2,814,344
                                        ============   ============     ============    ============    ============   ============

                                                                                                              ALLIANCEBERNSTEIN
                                                                                                               PREMIER GROWTH
                                           MONEY MARKET PORTFOLIO            THE MERGER FUND VL             PORTFOLIO - CLASS B
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............   37,379,882     50,772,111               --              --       1,836,943      1,408,551
Units purchased and transferred from
  other funding options ...............   24,972,961     35,984,592        1,214,209              --         440,556        687,162
Units redeemed and transferred to
  other funding options ...............  (33,790,339)   (49,376,821)         (28,449)             --        (517,775)      (258,770)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................   28,562,504     37,379,882        1,185,760              --       1,759,724      1,836,943
                                        ============   ============     ============    ============    ============   ============

                                            GLOBAL GROWTH FUND -                GROWTH FUND -                GROWTH-INCOME FUND -
                                               CLASS 2 SHARES                  CLASS 2 SHARES                  CLASS 2 SHARES
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............    3,799,652      2,029,323       23,572,849      12,061,560      12,770,862      7,495,040
Units purchased and transferred from
  other funding options ...............    2,981,305      2,192,165       10,363,312      14,344,285       5,111,626      7,514,830
Units redeemed and transferred to
  other funding options ...............     (578,679)      (421,836)      (4,236,783)     (2,832,996)     (2,630,014)    (2,239,008)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................    6,202,278      3,799,652       29,699,378      23,572,849      15,252,474     12,770,862
                                        ============   ============     ============    ============    ============   ============

                                                                               CREDIT SUISSE
                                                                               TRUST EMERGING                 DELAWARE VIP REIT
                                              AYCO GROWTH FUND               MARKETS PORTFOLIO            SERIES - STANDARD CLASS
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............           --      3,228,648          617,533         332,496              --             --
Units purchased and transferred from
  other funding options ...............           --        739,849        1,511,418         410,429         830,930             --
Units redeemed and transferred to
  other funding options ...............           --     (3,968,497)        (948,634)       (125,392)        (30,016)            --
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................           --             --        1,180,317         617,533         800,914             --
                                        ============   ============     ============    ============    ============   ============

8. SCHEDULE OF UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                             DREYFUS VIF FUND -               DREYFUS VIF FUND -
                                             DEVELOPING LEADERS            APPRECIATION PORTFOLIO -           FRANKLIN SMALL CAP
                                         PORTFOLIO - INITIAL SHARES             INITIAL SHARES              FUND - CLASS 2 SHARES
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............    8,449,592      5,900,145          142,222              --       3,579,476      2,617,354
Units purchased and transferred from
  other funding options ...............    2,528,342      3,651,341          188,615         145,720       1,790,796      1,999,277
Units redeemed and transferred to
  other funding options ...............   (1,173,603)    (1,101,894)         (29,442)         (3,498)       (695,328)    (1,037,155)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................    9,804,331      8,449,592          301,395         142,222       4,674,944      3,579,476
                                        ============   ============     ============    ============    ============   ============

                                                MUTUAL SHARES               TEMPLETON DEVELOPING              TEMPLETON FOREIGN
                                              SECURITIES FUND -              MARKETS SECURITIES              SECURITIES FUND -
                                               CLASS 2 SHARES              FUND - CLASS 2 SHARES               CLASS 2 SHARES
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............      720,403             --               --              --       1,012,134             --
Units purchased and transferred from
  other funding options ...............      599,938        733,863           88,422              --       3,464,580      1,021,943
Units redeemed and transferred to
  other funding options ...............      (91,372)       (13,460)          (3,756)             --        (112,232)        (9,809)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................    1,228,969        720,403           84,666              --       4,364,482      1,012,134
                                        ============   ============     ============    ============    ============   ============

                                              TEMPLETON GLOBAL                TEMPLETON GLOBAL                TEMPLETON GROWTH
                                              ASSET ALLOCATION               INCOME SECURITIES               SECURITIES FUND -
                                           FUND - CLASS 1 SHARES           FUND - CLASS 1 SHARES               CLASS 1 SHARES
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............      626,886        595,627          733,190         328,172       3,728,418      3,234,359
Units purchased and transferred from
  other funding options ...............      110,911        151,458           81,108         543,868       1,104,165      1,112,975
Units redeemed and transferred to
  other funding options ...............     (141,162)      (120,199)        (453,025)       (138,850)       (816,251)      (618,916)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................      596,635        626,886          361,273         733,190       4,016,332      3,728,418
                                        ============   ============     ============    ============    ============   ============

                                                GOLDMAN SACHS             EQUITY INDEX PORTFOLIO -               FUNDAMENTAL
                                            CAPITAL GROWTH FUND                CLASS I SHARES                 VALUE PORTFOLIO
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............    2,919,251             --       30,078,913      14,663,263      14,195,902     12,356,625
Units purchased and transferred from
  other funding options ...............      517,529      2,920,423        8,803,503      19,175,202       4,226,858      4,399,274
Units redeemed and transferred to
  other funding options ...............     (557,962)        (1,172)      (5,192,360)     (3,759,552)     (2,050,301)    (2,559,997)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................    2,878,818      2,919,251       33,690,056      30,078,913      16,372,459     14,195,902
                                        ============   ============     ============    ============    ============   ============

8. SCHEDULE OF UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                               MID CAP GROWTH                 WORLDWIDE GROWTH
                                              GLOBAL TECHNOLOGY             PORTFOLIO - SERVICE             PORTFOLIO - SERVICE
                                         PORTFOLIO - SERVICE SHARES                SHARES                          SHARES
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............    4,395,499      2,956,538       11,131,807       9,078,756       9,176,194      8,985,188
Units purchased and transferred from
  other funding options ...............    2,131,541      2,470,348        5,548,911       4,638,989       2,644,240      3,800,284
Units redeemed and transferred to
  other funding options ...............   (1,929,648)    (1,031,387)      (2,018,081)     (2,585,938)     (1,923,278)    (3,609,278)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................    4,597,392      4,395,499       14,662,637      11,131,807       9,897,156      9,176,194
                                        ============   ============     ============    ============    ============   ============

                                                                                                              PIONEER MID CAP
                                              LAZARD RETIREMENT           TOTAL RETURN PORTFOLIO -         VALUE VCT PORTFOLIO -
                                            SMALL CAP PORTFOLIO             ADMINISTRATIVE CLASS              CLASS II SHARES
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............    1,071,877             --       19,781,459      13,369,450       1,147,439        198,234
Units purchased and transferred from
  other funding options ...............      582,609      1,086,298        6,298,942       9,237,154       1,988,516      1,102,903
Units redeemed and transferred to
  other funding options ...............     (135,113)       (14,421)      (4,965,064)     (2,825,145)       (535,079)      (153,698)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................    1,519,373      1,071,877       21,115,337      19,781,459       2,600,876      1,147,439
                                        ============   ============     ============    ============    ============   ============

                                            PUTNAM VT DISCOVERY            PUTNAM VT INTERNATIONAL          PUTNAM VT SMALL CAP
                                               GROWTH FUND -                   EQUITY FUND -                    VALUE FUND -
                                              CLASS IB SHARES                 CLASS IB SHARES                 CLASS IB SHARES
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............      238,723        147,630        6,466,341       4,298,876       1,439,262        486,582
Units purchased and transferred from
  other funding options ...............       42,850        128,974          769,870       3,423,589       1,452,148      1,621,597
Units redeemed and transferred to
  other funding options ...............      (89,669)       (37,881)      (2,320,996)     (1,256,124)       (629,142)      (668,917)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................      191,904        238,723        4,915,215       6,466,341       2,262,268      1,439,262
                                        ============   ============     ============    ============    ============   ============

                                            EAFE(R) EQUITY INDEX              SMALL CAP INDEX        MULTIPLE DISCIPLINE PORTFOLIO -
                                           FUND - CLASS A SHARES           FUND - CLASS A SHARES          ALL CAP GROWTH AND VALUE
                                        ---------------------------    ----------------------------  -------------------------------
                                             2004           2003            2004            2003            2004           2003
                                             ----           ----            ----            ----            ----           ----
Units beginning of year ...............    7,042,096      5,824,013       9,519,027       5,172,445              --             --
Units purchased and transferred from
  other funding options ...............    3,781,709      2,327,357       2,753,229       5,452,424         267,260             --
Units redeemed and transferred to
  other funding options ...............   (1,823,322)    (1,109,274)     (2,677,081)     (1,105,842)        (11,160)            --
                                        ------------   ------------    ------------    ------------    ------------   ------------
Units end of year .....................    9,000,483      7,042,096       9,595,175       9,519,027         256,100             --
                                        ============   ============    ============    ============    ============   ============

8. SCHEDULE OF UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                            MULTIPLE DISCIPLINE
                                       PORTFOLIO - BALANCED ALL CAP             CONVERTIBLE
                                             GROWTH AND VALUE               SECURITIES PORTFOLIO          EQUITY INCOME PORTFOLIO
                                       ----------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............           --             --        1,739,858       1,029,460       9,272,582      5,156,044
Units purchased and transferred from
  other funding options ...............      133,855             --        1,566,233       1,042,672       2,445,699      5,082,510
Units redeemed and transferred to
  other funding options ...............       (8,486)            --         (427,507)       (332,274)     (1,947,195)      (965,972)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................      125,369             --        2,878,584       1,739,858       9,771,086      9,272,582
                                        ============   ============     ============    ============    ============   ============

                                                                                 MFS MID CAP
                                             LARGE CAP PORTFOLIO              GROWTH PORTFOLIO             PIONEER FUND PORTFOLIO
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............    1,984,871      1,277,925        3,867,925       2,280,661         585,404        475,045
Units purchased and transferred from
  other funding options ...............      645,525        962,927        1,731,041       2,293,419         139,639        227,934
Units redeemed and transferred to
  other funding options ...............     (327,048)      (255,981)      (1,822,342)       (706,155)       (146,924)      (117,575)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................    2,303,348      1,984,871        3,776,624       3,867,925         578,119        585,404
                                        ============   ============     ============    ============    ============   ============

                                               U.S. GOVERNMENT             ZERO COUPON BOND FUND                AIM CAPITAL
                                            SECURITIES PORTFOLIO           PORTFOLIO SERIES 2005           APPRECIATION PORTFOLIO
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............    9,248,637      7,361,470        1,067,779       1,840,842      10,166,815     10,034,332
Units purchased and transferred from
  other funding options ...............    2,498,323      5,035,257          168,121         346,689       2,721,067      3,593,450
Units redeemed and transferred to
  other funding options ...............   (1,580,012)    (3,148,090)         (96,810)     (1,119,752)     (2,435,848)    (3,460,967)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................   10,166,948      9,248,637        1,139,090       1,067,779      10,452,034     10,166,815
                                        ============   ============     ============    ============    ============   ============

                                                  MFS TOTAL                   PIONEER STRATEGIC           SMITH BARNEY AGGRESSIVE
                                              RETURN PORTFOLIO                INCOME PORTFOLIO               GROWTH PORTFOLIO
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............   12,551,449     10,448,081        3,872,081       3,097,783      11,127,526      9,093,507
Units purchased and transferred from
  other funding options ...............    3,609,147      5,239,468        1,269,673       2,464,845       2,935,485      3,875,910
Units redeemed and transferred to
  other funding options ...............   (2,330,937)    (3,136,100)        (859,454)     (1,690,547)     (1,838,595)    (1,841,891)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................   13,829,659     12,551,449        4,282,300       3,872,081      12,224,416     11,127,526
                                        ============   ============     ============    ============    ============   ============

8. SCHEDULE OF UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                 SMITH BARNEY
                                             SMITH BARNEY HIGH              INTERNATIONAL ALL CAP            SMITH BARNEY LARGE
                                             INCOME PORTFOLIO                  GROWTH PORTFOLIO             CAP VALUE PORTFOLIO
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............   10,050,503      2,406,999          716,986         404,578       8,922,044      8,176,027
Units purchased and transferred from
  other funding options ...............    7,246,634      8,526,043          151,939         715,551       2,546,894      3,202,931
Units redeemed and transferred to
  other funding options ...............   (9,392,680)      (882,539)        (257,953)       (403,143)     (1,704,007)    (2,456,914)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................    7,904,457     10,050,503          610,972         716,986       9,764,931      8,922,044
                                        ============   ============     ============    ============    ============   ============

                                             SMITH BARNEY LARGE
                                           CAPITALIZATION GROWTH                                            COMSTOCK PORTFOLIO -
                                                 PORTFOLIO               STRATEGIC EQUITY PORTFOLIO           CLASS II SHARES
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............   15,107,867      9,497,243       11,659,057      10,726,770         242,959             --
Units purchased and transferred from
  other funding options ...............    5,600,729      7,843,574        2,716,079       4,098,592         496,749        250,435
Units redeemed and transferred to
  other funding options ...............   (3,039,961)    (2,232,950)      (2,535,111)     (3,166,305)        (99,833)        (7,476)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................   17,668,635     15,107,867       11,840,025      11,659,057         639,875        242,959
                                        ============   ============     ============    ============    ============   ============

                                             EMERGING GROWTH
                                               PORTFOLIO -                     EQUITY - INCOME               GROWTH PORTFOLIO -
                                              CLASS I SHARES             PORTFOLIO - INITIAL CLASS             INITIAL CLASS
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............    1,721,825      1,326,941        5,141,362       5,170,770       7,262,473      7,634,389
Units purchased and transferred from
  other funding options ...............      582,374        685,748          912,110       1,204,430       1,666,448      2,175,924
Units redeemed and transferred to
  other funding options ...............     (434,579)      (290,864)        (835,532)     (1,233,838)     (1,316,045)    (2,547,840)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................    1,869,620      1,721,825        5,217,940       5,141,362       7,612,876      7,262,473
                                        ============   ============     ============    ============    ============   ============

                                                 HIGH INCOME                    ASSET MANAGER            CONTRAFUND(R) PORTFOLIO -
                                         PORTFOLIO - INITIAL CLASS       PORTFOLIO - INITIAL CLASS             SERVICE CLASS
                                        ---------------------------     ----------------------------    ---------------------------
                                             2004           2003             2004            2003            2004           2003
                                             ----           ----             ----            ----            ----           ----
Units beginning of year ...............    1,803,769      1,602,533        1,474,879       1,495,632       5,660,605      1,681,569
Units purchased and transferred from
  other funding options ...............      214,308        688,023          174,656         230,162       3,620,993      4,469,626
Units redeemed and transferred to
  other funding options ...............     (276,341)      (486,787)        (342,160)       (250,915)       (680,229)      (490,590)
                                        ------------   ------------     ------------    ------------    ------------   ------------
Units end of year .....................    1,741,736      1,803,769        1,307,375       1,474,879       8,601,369      5,660,605
                                        ============   ============     ============    ============    ============   ============

8. SCHEDULE OF UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                            MID CAP PORTFOLIO -
                                              SERVICE CLASS 2                     COMBINED
                                        ---------------------------     ----------------------------
                                             2004           2003             2004            2003
                                             ----           ----             ----            ----
Units beginning of year ...............      562,666             --      379,072,988     293,793,566
Units purchased and transferred from
  other funding options ...............    1,224,178        573,108      152,405,429     208,134,215
Units redeemed and transferred to
  other funding options ...............     (318,058)       (10,442)    (114,083,274)   (122,854,793)
                                        ------------   ------------     ------------    ------------
Units end of year .....................    1,468,786        562,666      417,395,143     379,072,988
                                        ============   ============     ============    ============

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Insurance Company and Owners of Variable Life Insurance Contracts of The Travelers Fund UL II for Variable Life
Insurance:

We have audited the accompanying statement of assets and liabilities of The Travelers Fund UL II for Variable Life Insurance as of December 31, 2004 and the related statement of operations for the year then ended, the statement of changes in net assets for each of years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Fund UL II for Variable Life Insurance as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 21, 2005

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Fund UL II for Variable Life Insurance or shares of Fund UL II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund UL II for Variable Life Insurance product(s) offered by The Travelers Life and Annuity Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.


FNDULII (Annual) (12-04) Printed in U.S.A.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


/s/ KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                       2004      2003      2002
                                                      ----      ----      ----

REVENUES
Premiums                                              $  40     $  41     $  43
Net investment income                                   389       356       312
Net realized investment gains (losses)                   17        (7)      (31)
Fee income                                              371       237       190
Other revenues                                            5        19        19
-------------------------------------------------------------------------------
     Total Revenues                                     822       646       533
-------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    85        90        94
Interest credited to contractholders                    241       217       181
Amortization of deferred acquisition costs              226       136        67
General and administrative expenses                      63        49        32
-------------------------------------------------------------------------------
     Total Benefits and Expenses                        615       492       374
-------------------------------------------------------------------------------

Income before federal income taxes                      207       154       159
-------------------------------------------------------------------------------

Federal income taxes
     Current                                             96        74       (31)
     Deferred                                           (47)      (39)       87
-------------------------------------------------------------------------------
     Total Federal Income Taxes                          49        35        56
-------------------------------------------------------------------------------

Net Income                                            $ 158     $ 119     $ 103
===============================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                 ($IN MILLIONS)

AT DECEMBER 31,                                                                             2004       2003
------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (including $133 and $131 subject to
     securities lending agreements) (cost $5,929 and $5,034)                              $ 6,261    $ 5,357
Equity securities, at fair value (cost $16 and $8)                                             19          8
Mortgage loans                                                                                212        136
Short-term securities                                                                         420        195
Other invested assets                                                                         417        393
------------------------------------------------------------------------------------------------------------
      Total Investments                                                                     7,329      6,089
------------------------------------------------------------------------------------------------------------
Separate and variable accounts                                                             11,631      9,690
Deferred acquisition costs                                                                  1,522      1,279
Premiums and fees receivable                                                                   75         67
Other assets                                                                                  268        313
------------------------------------------------------------------------------------------------------------
     Total Assets                                                                         $20,825    $17,438
------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                                         $ 1,079    $ 1,098
Contractholder funds                                                                        5,227      4,512
Separate and variable accounts                                                             11,631      9,690
Deferred federal income taxes                                                                 180        225
Other liabilities                                                                             747        515
------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                     18,864     16,039
------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
   30,000 issued and outstanding                                                                3          3
Additional paid-in capital                                                                    817        417
Retained earnings                                                                             922        764
Accumulated other changes in equity from nonowner sources                                     219        215
------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                             1,961      1,399
------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                           $20,825    $17,438
============================================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                                 FOR THE YEAR ENDED
                                                                     DECEMBER 31,
-----------------------------------------------------------------------------------------
COMMON STOCK                                                2004        2003        2002
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $     3     $     3     $     3
Changes in common stock                                        --          --          --
-----------------------------------------------------------------------------------------
Balance, end of year                                      $     3     $     3     $     3
=========================================================================================

-----------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $   417     $   417     $   417
Capital contributed by parent                                 400          --          --
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   817     $   417     $   417
=========================================================================================

-----------------------------------------------------------------------------------------
RETAINED EARNINGS
-----------------------------------------------------------------------------------------

Balance, beginning of year                                $   764     $   645     $   542
Net income                                                    158         119         103
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   922     $   764     $   645
=========================================================================================

-----------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
-----------------------------------------------------------------------------------------

Balance, beginning of year                                $   215     $    95     $    16
Unrealized gains, net of tax                                    9         123          72
Derivative instrument hedging activity gains (losses),
    net of tax                                                 (5)         (3)          7
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   219     $   215     $    95
=========================================================================================

-----------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
-----------------------------------------------------------------------------------------

Net income                                                $   158     $   119     $   103
Other changes in equity from nonowner sources                   4         120          79
-----------------------------------------------------------------------------------------
Total changes in equity from nonowner sources             $   162     $   239     $   182
=========================================================================================

-----------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $ 1,399     $ 1,160     $   978
Changes in total shareholder's equity                         562         239         182
-----------------------------------------------------------------------------------------
Balance, end of year                                      $ 1,961     $ 1,399     $ 1,160
=========================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)

FOR THE YEARS ENDED DECEMBER 31,                                 2004        2003        2002
-----------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                         $    39     $    44     $    44
     Net investment income received                                 383         320         277
     Fee and other income received                                  399         265         239
     Benefits and claims paid                                      (134)       (106)       (104)
     Interest paid to contractholders                              (241)       (217)       (181)
     Operating expenses paid                                       (470)       (437)       (344)
     Income taxes (paid) received                                   179        (135)         89
     Other                                                          (46)         41         (21)
-----------------------------------------------------------------------------------------------
         Net Cash Provided by (Used in) Operating Activities        109        (225)         (1)
-----------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                           489         520         255
         Mortgage loans                                              53          23          36
     Proceeds from sales of investments
         Fixed maturities                                           802       1,658       1,690
         Equity securities                                           19           8          36
         Mortgage loans                                               6          --          --
         Real estate held for sale                                    2           1          --
     Purchases of investments
         Fixed maturities                                        (2,179)     (2,824)     (3,018)
         Equity securities                                          (30)         (4)        (36)
         Mortgage loans                                            (136)        (28)        (45)
     Policy loans, net                                               (5)          1         (11)
     Short-term securities (purchases) sales, net                  (225)        280        (269)
     Other investment purchases, net                                (43)        (46)        (21)
     Securities transactions in course of settlement, net            23          (4)        118
-----------------------------------------------------------------------------------------------
         Net Cash Used in Investing Activities                   (1,224)       (415)     (1,265)
-----------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                 1,023         914       1,486
     Contractholder fund withdrawals                               (308)       (288)       (224)
     Contribution from parent company                               400          --          --
-----------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                1,115         626       1,262
-----------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                      --         (14)         (4)
Cash at beginning of year                                             1          15          19
-----------------------------------------------------------------------------------------------
Cash at December 31,                                            $     1     $     1     $    15
===============================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Significant accounting policies used in the preparation of the accompanying financial statements follow.

      BASIS OF PRESENTATION

      The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world.

      On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, the Company and certain other businesses, to MetLife. TIC's Primerica Life Segment will remain part of Citigroup. See Note 14.

      The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles
      (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

      Certain prior year amounts have been reclassified to conform to the 2004 presentation.

      ACCOUNTING CHANGES

      ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

      On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

      VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit
      (GMDB), features SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e. there is no significant mortality risk).

      The Company determined that the mortality risk on its GMDB features was not a significant component of the total variable annuity product, and accordingly continued to classify these products as investment contracts.

      RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

      The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of less than $1 million.

      SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides that, prospectively, sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $24.9 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For the twelve months ended December 31, 2004, amortization of these capitalized amounts was insignificant.

      CONSOLIDATION OF VARIABLE INTEREST ENTITIES

      On January 1, 2004, the Company adopted the Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)" (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining whether certain entities should be included in the Company's financial statements. The Company has evaluated the impact of applying FIN 46-R to existing variable interest entities in which it has variable interests. The effect of adopting FIN 46-R on the Company's balance sheet is immaterial.

      An entity is subject to FIN 46 and FIN 46-R and is called a VIE if it has
      (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. The Company elected to implement the provisions of FIN 46 in the 2003 third quarter. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. Based upon the implementation guidance, the Company is not considered a primary beneficiary of any VIEs, thus no consolidations were required due to the implementation of FIN 46 on July 1, 2003. The Company does, however, hold a significant interest in other VIEs, none of which were material to the Company's financial statements.

      DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

      In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have an impact on the Company's financial statements.

      COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

      On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows.

      The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not have an impact on the Company's financial statements.

      STOCK-BASED COMPENSATION

      On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, Accounting for Stock-Based Compensation" (SFAS
      123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees", (APB 25) the alternative method of accounting, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      amount of compensation expense charged. During the 2004 first quarter, the Company changed its valuation from the Black-Scholes model to the Binomial Method. The impact of this change was insignificant. Compensation expense and proforma compensation expense had the Company applied SFAS 123 prior to 2003 was insignificant for the year ended December 31, 2004 and 2003.

      BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

      Effective January 1, 2002, the Company adopted SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

      FUTURE APPLICATION OF ACCOUNTING STANDARDS

      OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

      On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

      The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 2 to the Financial Statements.

      STOCK-BASED COMPENSATION

      In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB 25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      ACCOUNTING POLICIES

      INVESTMENTS

      Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including financial instruments subject to securities lending agreements (see Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted 22 expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

      Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investment's effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

      Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

      Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

      Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

      Other invested assets include trading securities, which are marked to market with the change recognized in net investment income during the current period. Also included are limited partnership and limited liability company interests in investment funds and real estate joint ventures which are accounted for on the equity method of accounting. Undistributed income of these investments is reported in net investment income. Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

      25 DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments, including interest rate and equity futures contracts, swaps, interest rate caps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price changes and foreign currency risk. The Company does not hold or issue derivative instruments for trading purposes. (See Note 9 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

      To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

      For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The Company primarily hedges available-for-sale securities.

      For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the changes in fair value is immediately included in realized investment gains and losses.

      The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

      For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses.

      FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

      The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

      The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the balance sheet as fixed maturity securities, consistent with the host instruments.

      The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

      The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

      INVESTMENT GAINS AND LOSSES

      Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and from the application of fair value hedge accounting under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

      SEPARATE AND VARIABLE ACCOUNTS

      Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

      Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e. there is no significant mortality risk).

      The Company determined that the mortality risk on its GMDB features was not a significant component of the total variable annuity product, and accordingly continued to classify these products as investment contracts.

      DEFERRED ACQUISITION COSTS

      Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

      DAC for deferred annuities, both fixed and variable, is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15 years. An amortization rate is developed using the outstanding DAC balance and projected account balances. This rate is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

      DAC for UL is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

      DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

      All DAC is reviewed, at least annually, to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

      CASH AND CASH EQUIVALENTS

      Cash, which is reported in other assets, includes certificates of deposits and other time deposits with original maturities of less than 90 days.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      VALUE OF INSURANCE IN FORCE

      The value of insurance in force, reported in other assets, is an asset that represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method over 31 years. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

      FUTURE POLICY BENEFITS

      Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.5% to 9.2% for these annuity products with a weighted average interest rate of 6.6%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue and are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 6.3%.

      CONTRACTHOLDER FUNDS

      Contractholder funds represent deposits from the issuance of UL pension investment and certain retail annuity and structured settlement contracts. For UL contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholders where these charges and expenses may not be fixed or guaranteed. Interest rates credited to contractholder funds related to UL range from 4.5% to 5.4%, with a weighted average interest rate of 5.0%.

      Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 5.2%.

      RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of less than $1 million.

      GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

      Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry.

      Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company's liability for guaranty fund assessments was not significant.

      PERMITTED STATUTORY ACCOUNTING PRACTICES

      The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

      PREMIUMS

      Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

      FEE INCOME

      Fee income is recognized on deferred annuity and UL contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

      OTHER REVENUES

      Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

      CURRENT AND FUTURE INSURANCE BENEFITS

      Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life and term life insurance benefits.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      INTEREST CREDITED TO CONTRACTHOLDERS

      Interest credited to contractholders represents amounts earned by universal life, pension investment and certain retail annuity contracts in accordance with contract provisions.

      FEDERAL INCOME TAXES

      The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

2.    INVESTMENTS

      FIXED MATURITIES

      The amortized cost and fair values of investments in fixed maturities were as follows:

                                                                     GROSS       GROSS
      DECEMBER 31, 2004                                 AMORTIZED  UNREALIZED  UNREALIZED   FAIR
      ($ IN MILLIONS)                                     COST       GAINS       LOSSES    VALUE
      ------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
           Mortgage-backed securities - CMOs and
           pass-through securities                       $  906     $   24      $    1    $  929
           U.S. Treasury securities and obligations
           of U.S. Government and government agencies
           and authorities                                  154          9          --       163
           Obligations of states and political
           subdivisions                                      57          8          --        65
           Debt securities issued by foreign
           governments                                       63          6          --        69
           All other corporate bonds                      3,565        219           4     3,780
           All other debt securities                      1,180         71           2     1,249
           Redeemable preferred stock                         4          2          --         6
      ------------------------------------------------------------------------------------------
               Total Available For Sale                  $5,929     $  339      $    7    $6,261
      ------------------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------------
                                                                     GROSS       GROSS
      DECEMBER 31, 2003                                 AMORTIZED  UNREALIZED  UNREALIZED   FAIR
      ($ IN MILLIONS)                                     COST       GAINS       LOSSES    VALUE
      ------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
           Mortgage-backed securities - CMOs and
           pass-through securities                       $  645     $   18      $    2    $  661
           U.S. Treasury securities and obligations
           of U.S. Government and government agencies
           and authorities                                  192          5           1       196
           Obligations of states and political
           subdivisions                                      53          6          --        59
           Debt securities issued by foreign
           governments                                       58          3          --        61
           All other corporate bonds                      3,179        241           5     3,415
           All other debt securities                        903         59           3       959
           Redeemable preferred stock                         4          2          --         6
      ------------------------------------------------------------------------------------------
               Total Available For Sale                  $5,034     $  334      $   11    $5,357
      ------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Proceeds from sales of fixed maturities classified as available for sale were $801.9 million, $1.7 billion and $1.7 billion in 2004, 2003 and 2002, respectively. Gross gains of $25.0 million, $48.2 35 million and $85.6 million and gross losses of $24.4 million, $52.4 million and $29.9 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $6.9 million, $10.2 million and $66.9 million were realized due to other-than-temporary losses in value in 2004, 2003 and 2002, respectively. The significant impairment activity in 2002 was concentrated in telecommunication and energy company investments.

      The amortized cost and fair value of fixed maturities available for sale at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      -----------------------------------------------------------------
                                               AMORTIZED          FAIR
      ($ IN MILLIONS)                             COST            VALUE
      -----------------------------------------------------------------

      MATURITY:
           Due in one year or less               $  264          $  270
           Due after 1 year through 5 years       1,675           1,757
           Due after 5 years through 10 years     2,365           2,514
           Due after 10 years                       719             791
      -----------------------------------------------------------------
                                                  5,023           5,332
      -----------------------------------------------------------------

           Mortgage-backed securities               906             929
      -----------------------------------------------------------------
               Total Maturity                    $5,929          $6,261
      -----------------------------------------------------------------

      The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

      At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $532.6 million and $332.4 million, respectively. Approximately 34% of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $396.0 million and $327.7 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

      The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests in a short-term investment pool. See Note
      11. The loaned securities remain a recorded asset of the Company. The Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the balance

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      sheet. At December 31, 2004 and 2003, the Company held cash collateral of $113.5 million and $154.0 million, respectively. The Company also had $23.7 million of investments held with a third party used as collateral at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the balance sheet. No such collateral existed at December 31, 2003.

      The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

      These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. This liability is classified as other liabilities in the balance sheets and fluctuates based upon the timing of the repayments. Although these types of transactions occurred during the years, there were no outstanding amounts at December 31, 2004 and 2003.

      EQUITY SECURITIES

      The cost and fair values of investments in equity securities were as follows:

      --------------------------------------------------------------------------------
                                                           GROSS       GROSS
                                                         UNREALIZED  UNREALIZED  GROSS
      ($ IN MILLIONS)                             COST     GAINS       LOSSES    VALUE
      --------------------------------------------------------------------------------
      DECEMBER 31, 2004
           Common stocks                          $12       $ 3          $--      $15
           Non-redeemable preferred stocks          4        --           --        4
      --------------------------------------------------------------------------------
               Total Equity Securities            $16       $ 3          $--      $19
      --------------------------------------------------------------------------------

      DECEMBER 31, 2003
           Common stocks                          $ 2       $--          $--      $ 2
           Non-redeemable preferred stocks          6        --           --        6
      --------------------------------------------------------------------------------
               Total Equity Securities            $ 8       $--          $--      $ 8
      --------------------------------------------------------------------------------

      Proceeds from sales of equity securities were $18.5 million, $7.8 million and $35.6 million in 2004, 2003 and 2002, respectively. Gross gains and losses on sales and impairments were insignificant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

      Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

      o Identification and evaluation of investments that have possible indications of impairment;

      o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of length of time the investment has been in an unrealized loss position.

      o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

      o Documentation of the results of these analyses, as required under business policies.

      The tables below shows the fair value of investments in fixed maturities and equity securities that are available-for-sale and have been in an unrealized loss position at:

                                                        Gross Unrealized Losses
                                                        -----------------------
                                                Less Than One Year    One Year or Longer            Total
                                                ----------------------------------------------------------------
                                                         Gross                  Gross                   Gross
DECEMBER 31, 2004                               Fair   Unrealized      Fair   Unrealized       Fair   Unrealized
($ IN MILLIONS)                                 Value    Losses        Value    Losses         Value    Losses
----------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                      $103    $  1          $ --     $ --            $103    $  1
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                                 5      --            --       --               5      --
Debt securities issued by foreign governments       1      --            --       --               1      --
All other corporate bonds                         408       4            15       --             423       4
All other debt securities                         141       1            24        1             165       2
Redeemable preferred stock                          1      --            --       --               1      --
----------------------------------------------------------------------------------------------------------------
Total fixed maturities                           $659    $  6          $ 39     $  1            $698    $  7
Equity securities                                $  1    $ --          $  3     $ --            $  4    $ --
----------------------------------------------------------------------------------------------------------------

      At December 31, 2004, the cost of approximately 269 investments in fixed maturity and equity securities exceeded their fair value by $7 million. Of the $6 million which represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and the $1 million in such a position for a year or more, 93% and 82% of these investments are rated investment grade, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

                                                        Gross Unrealized Losses
                                                        -----------------------
                                                Less Than One Year    One Year or Longer            Total
                                                ----------------------------------------------------------------
                                                         Gross                  Gross                   Gross
DECEMBER 31, 2003                               Fair   Unrealized      Fair   Unrealized       Fair   Unrealized
($ IN MILLIONS)                                 Value    Losses        Value    Losses         Value    Losses
----------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                      $143    $  2          $ --     $ --            $143    $  2
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                               132       1            --       --             132       1
Debt securities issued by foreign governments       2      --            --       --               2      --
All other corporate bonds                         238       4            19        1             257       5
All other debt securities                         123       2            20        1             143       3
Redeemable preferred stock                         --      --             1       --               1      --
----------------------------------------------------------------------------------------------------------------
Total fixed maturities                           $638    $  9          $ 40     $  2            $678    $ 11
Equity securities                                $  3    $ --          $  1     $ --            $  4    $ --
----------------------------------------------------------------------------------------------------------------

      At December 31, 2003, the cost of approximately 220 investments in fixed maturity and equity securities exceeded their fair value by $11 million. Of the $9 million which represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and the $2 million in such a position for a year or more, 87% and 32% of these investments are rated investment grade, respectively.

      AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

      The aging of gross unrealized losses on fixed maturity investments is as follows:

                                                                          TOTAL FIXED MATURITIES
                                                                           WITH UNREALIZED LOSS
                                                TOTAL FIXED MATURITIES     TOTALING 20% OR MORE
------------------------------------------------------------------------------------------------
DECEMBER 31, 2004                               AMORTIZED  UNREALIZED     AMORTIZED  UNREALIZED
($ IN MILLIONS)                                   COST       LOSS           COST        LOSS
------------------------------------------------------------------------------------------------
      Six months or less                           $505      $  3            $--        $--
      Greater than six months to nine months        134         2             --         --
      Greater than nine months to twelve months      26         1             --         --
      Greater than twelve months                     40         1             --         --
                                                   ----      ----            ---        ---
          Total                                    $705      $  7            $--        $--
                                                   ====      ====            ===        ===

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

                                                                          TOTAL FIXED MATURITIES
                                                                           WITH UNREALIZED LOSS
                                                TOTAL FIXED MATURITIES     TOTALING 20% OR MORE
------------------------------------------------------------------------------------------------
DECEMBER 31, 2003                               AMORTIZED  UNREALIZED     AMORTIZED  UNREALIZED
($ IN MILLIONS)                                   COST       LOSS           COST        LOSS
------------------------------------------------------------------------------------------------
      Six months or less                           $540      $  7            $  1       $ --
      Greater than six months to nine months         72         1              --         --
      Greater than nine months to twelve months      35         1              --         --
      Greater than twelve months                     42         2              --         --
                                                   ----      ----            ----       ----
          Total                                    $689      $ 11            $  1       $ --
                                                   ====      ====            ====       ====

      Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $36.0 million and $124.9 million at December 31, 2004 and 2003, respectively.

      MORTGAGE LOANS

      At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                           2004        2003
      --------------------------------------------------------------------------
      Current Mortgage Loans                                    $209        $136
      Underperforming Mortgage Loans                               3          --
      --------------------------------------------------------------------------
      Total                                                     $212        $136
      --------------------------------------------------------------------------

      Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

      Aggregate annual maturities on mortgage loans at December 31, 2004 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

      --------------------------------------------------------------------------
      YEAR ENDING DECEMBER 31,
      ($ IN MILLIONS)
      --------------------------------------------------------------------------
            2005                                                            $  9
            2006                                                              25
            2007                                                              10
            2008                                                               8
            2009                                                               9
            Thereafter                                                       151
            --------------------------------------------------------------------
            Total                                                           $212
            ====================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      OTHER INVESTED ASSETS

      Other invested assets are composed of the following:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                               2004    2003
      --------------------------------------------------------------------------
      Private equity and arbitrage investments                      $219    $203
      Derivatives                                                    135     115
      Trading Securities                                              22      33
      Policy Loans                                                    32      27
      Real estate joint ventures                                       9      15
      --------------------------------------------------------------------------
      Total                                                         $417    $393
      --------------------------------------------------------------------------

      CONCENTRATIONS

      The Company participates in a short-term investment pool maintained by TIC. See Note 11.

      The Company's industry concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, were as follows:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                             2004      2003
      --------------------------------------------------------------------------
      Finance                                                     $918      $555
      Banking                                                      515       364
      Electric Utilities                                           430       455
      Real Estate Investment Trust                                 394       241
      Media                                                        342       354
      Insurance                                                    323       261
      Telecommunications                                           290       288
      --------------------------------------------------------------------------

      The Company held investments in foreign banks in the amount of $201 million and $152 million at December 31, 2004 and 2003, respectively, which are included in the table above.

      The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $119 million and $157 million in Electric Utilities, $25 million and $31 million in Media, and $12 million and $34 million in Telecommunications at December 31, 2004 and 2003, respectively. Below investment grade assets in other categories were insignificant. Total below investment grade fixed maturities were $501 million and $506 million at December 31, 2004 and 2003, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Included in mortgage loans were the following group concentrations:

      ($ IN MILLIONS)
      --------------------------------------------------------------------------
      At December 31,                                             2004      2003
      --------------------------------------------------------------------------
      STATE
      -----
      California                                                  $ 58      $ 34
      New York                                                      40        31
      --------------------------------------------------------------------------
      PROPERTY TYPE
      -------------
      Agricultural                                                $106      $ 64
      Office                                                        70        62
      --------------------------------------------------------------------------

      The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

      NON-INCOME PRODUCING INVESTMENTS

      Investments included in the consolidated balance sheets that were non-income producing were insignificant at December 31, 2004 and 2003, respectively.

      RESTRUCTURED INVESTMENTS

      Mortgage loan and debt securities which were restructured at below market terms at December 31, 2004 and 2003 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

      NET INVESTMENT INCOME

      --------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                       2004    2003    2002
      --------------------------------------------------------------------------
      GROSS INVESTMENT INCOME
        Fixed maturities                                    $346    $317    $277
        Other invested assets                                 30      32      28
        Mortgage loans                                        18      11      11
        Other                                                  1       2       1
      --------------------------------------------------------------------------
      Total gross investment income                          395     362     317
      --------------------------------------------------------------------------
       Investment expenses                                     6       6       5
      --------------------------------------------------------------------------
       Net investment income                                $389    $356    $312
      --------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

      Net realized capital gains (losses) by asset class for the periods were as follows:

      ----------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                             2004     2003     2002
      ----------------------------------------------------------------------------------
      REALIZED INVESTMENT GAINS (LOSSES)
      Fixed maturities                                            $ (6)    $(14)    $(11)
      Derivatives:
        Guaranteed minimum withdrawal benefit derivatives, net      19       --       --
        Other derivatives                                            2        8      (17)
      Other invested assets                                         (1)       1       (3)
      Mortgage loans                                                --       (1)      --
      Other                                                          3       (1)      --
      ----------------------------------------------------------------------------------
      Total realized investment gains (losses)                    $ 17     $ (7)    $(31)
      ----------------------------------------------------------------------------------

      Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:

      --------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                   2004     2003      2002
      --------------------------------------------------------------------------
      UNREALIZED INVESTMENT GAINS (LOSSES)
      Fixed maturities                                  $   9    $ 189     $  91
      Other invested assets                                 4       (3)       22
      --------------------------------------------------------------------------
      Total unrealized investment gains                    13      186       113
      --------------------------------------------------------------------------
      Related taxes                                         5       65        40
      --------------------------------------------------------------------------
      Change in unrealized investment gains                 8      121        73
      Balance beginning of year                           207       86        13
      --------------------------------------------------------------------------
      Balance end of year                               $ 215    $ 207     $  86
      --------------------------------------------------------------------------

3.    REINSURANCE

      The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

      Since 1997 the majority of UL business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for UL and $25.0 million for term insurance. For other plans of insurance, it is the policy

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification.

      Total life insurance in-force ceded under reinsurance contracts was $44.3 billion and $35.0 billion at December 31, 2004 and 2003, including $3.4 million and $4.5 million, respectively to TIC. Total life insurance premiums ceded were $34.4 million, $24.9 million and $14.9 million in 2004, 2003 and 2002, respectively. Ceded premiums paid to TIC were insignificant for these same periods.

      During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory-based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, TIC's parent. See Note 11.

      Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $11.1 billion, including $4.8 billion or 43% which was reinsured, and $9.9 billion, of which $5.4 billion or 55% is reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR was $595 million and $887 million at December 31, 2004 and 2003, respectively. NAR included $536 million, or 90%, and $816 million, or 92%, which was reinsured at December 31, 2004 and 2003, respectively.

4.    INTANGIBLE ASSETS

      The Company has two intangible, amortizable assets, DAC and the value of insurance in force.

      DAC
      ---
                                                 Traditional  Deferred
            ($ IN MILLIONS)                         Life       Annuity       UL        Total
            ---------------------------------------------------------------------------------
            Balance January 1, 2003               $    55     $   632     $   377     $ 1,064

            Commissions and expenses deferred          14         172         165         351
            Amortization expense                      (10)       (107)        (19)       (136)

            ---------------------------------------------------------------------------------
            Balance December 31, 2003                  59         697         523       1,279

            Commissions and expenses deferred          11         182         276         469
            Amortization expense                      (10)       (147)        (43)       (200)
            Underlying lapse and interest rate
             assumptions                               --          (2)         --          (2)
            Pattern of estimated gross profit
             adjustment                                --          --         (24)        (24)
            ---------------------------------------------------------------------------------
            Balance December 31, 2004             $    60     $   730     $   732     $ 1,522
            ---------------------------------------------------------------------------------

      VALUE OF INSURANCE IN FORCE

      The value of insurance in force totaled $10.8 million and $11.7 million at December 31, 2004 and 2003, respectively, and was reported in other assets. Amortization expense of value of insurance in force was insignificant for 2004, 2003 and 2002.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

5.    DEPOSIT FUNDS AND RESERVES

      At December 31, 2004 and 2003, the Company had $6.3 billion and $5.6 billion of life and annuity deposit funds and reserves, respectively, as follows.

                                                          DECEMBER 31, 2004          DECEMBER 31, 2003
                                                          -----------------          -----------------
     ($ IN MILLIONS)
            Subject to discretionary withdrawal:
                With fair value adjustments                     $2,594                    $2,552
                Subject to surrender charges                     1,672                     1,318
                Surrenderable without charge                       289                        99
                                                                ------                    ------
                Total                                           $4,555                    $3,969

            Not subject to discretionary withdrawal:            $1,744                    $1,637
                                                                ------                    ------
                    Total                                       $6,299                    $5,606
                                                                ======                    ======

      Average surrender charges included in the subject to surrender charge category above were 4.7% in both 2004 and 2003. In addition, during the payout phase, these funds are credited at significantly reduced interest rates.

6.    FEDERAL INCOME TAXES

      EFFECTIVE TAX RATE ($ IN MILLIONS)

            -------------------------------------------------------------------
            FOR THE YEAR ENDED DECEMBER 31,         2004       2003       2002
            -------------------------------------------------------------------
            Income before federal income taxes      $ 207      $ 154      $ 159
            Statutory tax rate                         35%        35%        35%
            -------------------------------------------------------------------
            Expected federal income taxes              72         54         56
            Tax effect of:
            Non-taxable investment income             (15)       (11)        --
            Tax reserve release                        (8)        (8)        --
            -------------------------------------------------------------------
            Federal income taxes                    $  49      $  35      $  56
            ===================================================================
            Effective tax rate                         24%        22%        35%
            -------------------------------------------------------------------
            COMPOSITION OF FEDERAL INCOME TAXES
            -------------------------------------------------------------------
            Current:
            United States                           $  96      $  73      $ (31)
            Foreign                                    --          1         --
            -------------------------------------------------------------------
            Total                                      96         74        (31)
            -------------------------------------------------------------------
            Deferred:
            United States                             (47)       (39)        87
            Foreign                                    --         --         --
            -------------------------------------------------------------------
            Total                                     (47)       (39)        87
            -------------------------------------------------------------------
            Federal income taxes                    $  49      $  35      $  56
            ===================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The net deferred tax liabilities at December 31, 2004 and 2003 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

      ($ IN MILLIONS)                                               2004      2003
      -----------------------------------------------------------------------------
      Deferred Tax Assets:
      Benefit, reinsurance and other reserves                       $ 372     $ 251
      Other                                                             7         6
      -----------------------------------------------------------------------------
      Total                                                           379       257
      -----------------------------------------------------------------------------

      Deferred Tax Liabilities:
      Investments, net                                               (131)     (117)
      Deferred acquisition costs and value of insurance in force     (426)     (364)
      Other                                                            (2)       (1)
      -----------------------------------------------------------------------------
      Total                                                          (559)     (482)
      -----------------------------------------------------------------------------

      Net Deferred Tax Liability                                    $(180)    $(225)
      -----------------------------------------------------------------------------

      TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement. The Company had a $265.3 million payable to TIC at December 31, 2004 and a $9.1 million recoverable from TIC at December 31, 2003 pursuant to the Agreement.

      At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

      The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2.1 million. At current rates the maximum amount of such tax would be approximately $700 thousand. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

7.    SHAREHOLDER'S EQUITY

      SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

      The Company's statutory net income (loss) was $(211) million, $37 million and $(134) million for the years ended December 31, 2004, 2003 and 2002, respectively. Statutory capital and surplus was $942 million and $494 million at December 31, 2004 and 2003, respectively.

      The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. In accordance with Connecticut statutes, the Company may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

      Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:

                                                                                 NET                                 ACCUMULATED
                                                                              UNREALIZED         DERIVATIVE        OTHER CHANGES
                                                                             GAIN/LOSS ON      INSTRUMENTS &      IN EQUITY FROM
                                                                              INVESTMENT          HEDGING               NONOWNER
      ($ IN MILLIONS)                                                         SECURITIES         ACTIVITIES              SOURCES
      --------------------------------------------------------------------------------------------------------------------------
      BALANCE, JANUARY 1, 2002                                                   $  13             $   3               $  16
      --------------------------------------------------------------------------------------------------------------------------
      Unrealized gains on investment securities, net of tax of $35                  64                --                  64
      Add:  Reclassification adjustment for losses included in net
         income, net of tax of $4                                                    8                --                   8
      Add:  Derivative instrument hedging activity gains, net of tax of $3          --                 7                   7
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                 72                 7                  79
      --------------------------------------------------------------------------------------------------------------------------

      BALANCE DECEMBER 3 1, 2002                                                    85                10                  95
      --------------------------------------------------------------------------------------------------------------------------
      Unrealized gains on investment securities,
         net of tax of $61                                                         114                --                 114
      Add:  Reclassification adjustment for losses included in net income,
         net of tax of $5                                                            9                --                   9
      Less:  Derivative instrument hedging activity loss, net of tax benefits
         of $(1)                                                                    --                (3)                 (3)
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                123                (3)                120
      --------------------------------------------------------------------------------------------------------------------------

      BALANCE, DECEMBER 31, 2003                                                   208                 7                 215
      Unrealized gains on investment securities,
         net of tax of $3                                                            5                --                   5
      Add: Reclassification adjustment for losses
         included in net income, net of tax of $2                                    4                --                   4
      Less: Derivative instrument hedging activity loss, net of tax
         benefits of $(3)                                                           --                (5)                 (5)
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                  9                (5)                  4
      --------------------------------------------------------------------------------------------------------------------------
      DECEMBER 31, 2004                                                          $ 217             $   2               $ 219
      --------------------------------------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)

8.    BENEFIT PLANS

      PENSION AND OTHER POSTRETIREMENT BENEFITS

      The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2004, 2003 and 2002.

      401(K) SAVINGS PLAN

      Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See Note 11.

9.    DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

      DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

      The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

      The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

      The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

      Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

      Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

      The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004 and 2003 the Company held collateral under these contracts amounting to approximately $101.5 million and $69.7 million, respectively.

      The table below provides a summary of the notional and fair value of derivatives by type:

      ($ IN MILLIONS)                                  DECEMBER 31, 2004                    DECEMBER 31, 2003
                                                              Fair Value                           Fair Value
                                                              ----------                           ----------
                                            Notional                              Notional
      Derivative Type                        Amount      Assets    Liabilities     Amount     Assets    Liabilities
      ---------------                       -----------------------------------------------------------------------
      Interest rate, equity and currency
       swaps                                $  228.5    $    4.1    $   12.5      $  331.8   $   12.2     $    8.5
      Financial futures                        216.9          --          --          92.2         --           --
      Interest rate and equity options       1,031.6       135.4          --         491.0      115.1           --
      Currency forwards                          3.1          --          --           1.4         --           --
      Credit derivatives                         8.6         0.2         0.1           8.6        0.2          0.1
                                            -----------------------------------------------------------------------
          TOTAL                             $1,488.7    $  139.7    $   12.6      $  925.0   $  127.5     $    8.6
                                            =======================================================================

      The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:

                                                  Year Ended          Year Ended
      ($ IN MILLIONS)                          December 31, 2004   December 31, 2003
      ------------------------------------------------------------------------------
      Hedge ineffectiveness recognized
         related to fair value hedges              $ (3.8)              $ (3.3)
      Hedge ineffectiveness recognized
         related to cash flow hedges                  (.1)                 (.3)
      Net gain or loss from economic
         hedges in earnings                           (.6)                 8.1

      Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2004 and 2003 were $34.4 million and $7.6 million, respectively. The notional values of other unfunded commitments were $19.9 million and $31.0 million at December 31, 2004 and 2003, respectively.

      FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

      The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

      At December 31, 2004, investments in fixed maturities had a carrying value and a fair value of $6.3 billion compared with a carrying value and a fair value of $5.4 billion at December 31, 2003. See Notes 1 and 2.

      At December 31, 2004, mortgage loans had a carrying value of $212.1 million and a fair value of $220.8 million and at December 31, 2003 had a carrying value of $135.4 million and a fair value of $147.6 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

      The carrying values of short-term securities were $420.0 million and $195.3 million in 2004 and 2003, respectively, which approximated their fair values. Policy loans, which are included in other invested assets, had carrying values of $31.9 million and $26.8 million in 2004 and 2003, respectively, which also approximated their fair values. The Company had interest rate and equity options with fair values of $135.4 million and $115.1 million, at December 31, 2004 and 2003, respectively, also included in other invested assets.

      The carrying values of $208.7 million and $260.6 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying values of $425.9 million and $439.2 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2004 and 2003, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

      At December 31, 2004 and 2003, contractholder funds with defined maturities had a carrying value of $2.8 billion and a fair value of $3.0 billion. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $610.6 million and a fair value of $543.2 million at December 31, 2004, compared with a carrying value of $677.7 million and a fair value of $527.3 million at December 31, 2003. These contracts generally are valued at surrender value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

10.   COMMITMENTS AND CONTINGENCIES

      LITIGATION

      In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively
      TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

      In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

      In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

      In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

11.   RELATED PARTY TRANSACTIONS

      TIC handles banking functions, including payment of expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004 and 2003. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant for the Company in 2004, 2003 and 2002.

      TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $384.2 million and $124.6 million at December 31, 2004 and 2003, respectively, and is included in short-term securities in the balance sheet.

      At December 31, 2004 and 2003, the Company had investments in Tribeca Citigroup Investments Ltd., an affiliate of the Company, in the amounts of $13.8 million and $25.5 million, respectively. Income of $1.3 million, $6.6 million and $1.9 million was earned on these investments in 2004, 2003 and 2002, respectively.

      At December 31, 2004 and 2003 the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets Inc., (CGMI) in the amount of $38.1 million and $7.1 million, respectively.

      The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2004 and 2003.

      The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

      The Company distributes fixed and variable annuity products through its affiliate Smith Barney (SB), a division of CGMI. Premiums and deposits related to these products were $506 million, $707 million and $821 million in 2004, 2003 and 2002, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $107.7 million, $87.5 million and $87.2 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $50.2 million, $56.7 million and $57.5 million in 2004, 2003 and 2002, respectively.

      The Company also distributes deferred annuity products through its affiliates Primerica Financial Services, Inc. (PFS), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, CitiStreet) and Citibank, N.A. (Citibank). Deposits received from PFS were $636 million, $628 million and $662 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $47.9 million, $52.4 million and $47.1 million in 2004, 2003 and 2002, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Deposits received from CitiStreet were $116 million, $82 million and $184 million in 2004, 2003 and 2002, respectively. Related commissions and fees paid to CitiStreet were $3.1 million, $2.3 million and $2.6 million in 2004, 2003 and 2002, respectively.

      Deposits received from Citibank were $112 million, $162 million and $117 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $13.0 million, $12.4 million and $7.2 million in 2004, 2003 and 2002, respectively.

      The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

      Most leasing functions for TIC and the Company are administered by a Citigroup subsidiary. Rent expense related to leases is shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004, 2003 and 2002.

      During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory-based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $927 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $913 million in 2004. The net amount paid was $14 million and was reported as a reduction of other income. See Note 3.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

12.   RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES

      The following table reconciles net income to net cash used in operating activities:

      --------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,                        2004      2003      2002
      ($ IN MILLIONS)
      --------------------------------------------------------------------------------
      Net Income                                             $ 158     $ 119     $ 103
      Adjustments to reconcile net income to cash used in
         operating activities:
      Realized (gains) losses                                  (17)        7        31
      Deferred federal income taxes                            (47)      (39)       87
      Amortization of deferred policy acquisition costs        226       136        67
      Additions to deferred policy acquisition costs          (469)     (351)     (317)
      Investment income accrued                                 (7)      (37)      (35)
      Insurance reserves                                       (49)      (16)       (9)
      Other                                                    314       (44)       72
      --------------------------------------------------------------------------------
      Net cash used in operations                            $ 109     $(225)    $  (1)
      --------------------------------------------------------------------------------

13.   NON-CASH INVESTING AND FINANCING ACTIVITIES

      There were no significant non-cash activities for the years end December 31, 2004, 2003 and 2002.

14.   SUBSEQUENT EVENT

      On January 31, 2005, Citigroup announced that it had agreed to sell TIC, the Company and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed this summer.

      TIC's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company, by way of dividend, Primerica Life Insurance Company and certain other assets.

      Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

15. EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT

      METLIFE, INC. TRANSACTION

      On July 1, 2005 (the "Acquisition Date"), TLAC and other affiliated entities, including the Company's parent, The Travelers Insurance Company, and substantially all of Citigroup's international insurance businesses, acquired by MetLife from CIHC for $12.0 billion.

      Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and the interpretation of the provisions of the acquisition agreement (the "Acquisition Agreement") by both parties.

      In accordance with Statement of Financial Accounting Standard ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 54, Push Down Basis of Accounting in Financial Statements of a Subsidiary, the purchase method of accounting applied by Metlife to the acquired assets and liabilities associated with the Company has been "pushed down" to the Company. The effect of "push down" accounting on the Company's net assets resulted i n a $98 million decrease in the Company's equity. Reflected in this charge is an allocation of $224 million of goodwill relating to the acquisition. The fair value of certain assets acquired and liabilities assumed, including goodwill, may be adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the acquisition date. These adjustments may have a material effect on the financial statements of the Company

      In connection with the Acquisition, MetLife also filed with the State of Connecticut Insurance Department (the "Department") an Amended and Restated Form A Statement Regarding the Acquisition of Control of or Merger with a Domestic Insurer, dated April 19, 2005 (the "Form A"), seeking the approval of the Department to acquire control of the Company. The Form A was approved by the Department on June 30, 2005. The Form A includes MetLife's post-Acquisition business plan and financial projections for the Company after the closing date. The Company will generally phase out the products that it currently issues by the end of 2006 which may, over time, result in fewer assets and liabilities. The Company may, however, determine to introduce new products in the future.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of March 28, 2005, we reported on the balance sheets of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


/s/ KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------------------
                                                                                                  AMOUNT SHOWN IN
TYPE OF INVESTMENT                                                   COST           VALUE        BALANCE SHEET (1)
------------------------------------------------------------------------------------------------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and authorities    $  719          $  741             $  741
         States, municipalities and political subdivisions              57              65                 65
         Foreign governments                                            63              69                 69
         Public utilities                                              354             382                382
         Convertible bonds and bonds with warrants attached             25              28                 28
         All other corporate bonds                                   4,707           4,970              4,970
------------------------------------------------------------------------------------------------------------------
              Total Bonds                                            5,925           6,255              6,255
     Redeemable Preferred Stocks                                         4               6                  6
------------------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                      5,929           6,261              6,261
------------------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                        12              15                 15
------------------------------------------------------------------------------------------------------------------
              Total Common Stocks                                       12              15                 15
     Non-Redeemable Preferred Stocks                                     4               4                  4
------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                        16              19                 19
------------------------------------------------------------------------------------------------------------------

Mortgage Loans                                                         212                                212
Policy Loans (4)                                                        32                                 32
Short-Term Securities                                                  420                                420
Other Investments (2) (3)                                              312                                312
------------------------------------------------------------------------------------------------------------------
         Total Investments                                          $6,921                             $7,256
==================================================================================================================

(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of $72 million and $73 million, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

(4)   Included in other invested assets on balance sheet.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2002-2004
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------------------------------------
                              FUTURE POLICY                           BENEFITS,
                              BENEFITS, LOSSES,           NET         CLAIMS, LOSSES                             OTHER
           DEFERRED POLICY    CLAIMS AND LOSS    PREMIUM  INVESTMENT  AND SETTLEMENT  AMORTIZATION OF DEFERRED   OPERATING  PREMIUMS
           ACQUISITION COSTS  EXPENSES (1)       REVENUE  INCOME      EXPENSES (2)    POLICY ACQUISITION COSTS   EXPENSES   WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
     2004      $1,522            $6,306            $40      $389          $326                $226                 $63        $40

     2003      $1,279            $5,610            $41      $356          $307                $136                 $49        $41

     2002      $1,064            $5,032            $43      $312          $275                $ 67                 $32        $43

(1)   Includes contractholder funds.

(2)   Includes interest credited on contractholder funds.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

-----------------------------------------------------------------------------------------
                                                                               PERCENTAGE
                                                        ASSUMED                OF AMOUNT
                                       CEDED TO OTHER  FROM OTHER              ASSUMED TO
                         GROSS AMOUNT    COMPANIES      COMPANIES  NET AMOUNT     NET
-----------------------------------------------------------------------------------------
2004
----
Life Insurance In Force    $54,886        $44,286       $    --      $10,600       -- %
Premiums:
     Annuity               $     6        $    --       $    --      $     6
     Individual life            68             34            --           34
                           -------        -------       -------      -------
         Total Premiums    $    74        $    34       $    --      $    40       -- %
                           =======        =======       =======      =======

2003
----

Life Insurance In Force    $43,671        $34,973       $    --      $ 8,698       -- %
Premiums:
     Annuity               $     4        $    --       $    --      $     4
     Individual Life            62             25            --           37
                           -------        -------       -------      -------
         Total Premiums    $    66        $    25       $    --      $    41       -- %
                           =======        =======       =======      =======

2002
----
Life Insurance In Force    $35,807        $29,261       $    --      $ 6,546       -- %
Premiums:
     Annuity               $     5        $    --       $    --      $     5
     Individual life            53             15            --           38
                           -------        -------       -------      -------
         Total Premiums    $    58        $    15       $    --      $    43       -- %
                           =======        =======       =======      =======

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415













L-11843S-TLAC                                                      November 2005

                                     PART C

                                OTHER INFORMATION
                                -----------------

ITEM 26.      EXHIBITS


     EXHIBIT
      LETTER      DESCRIPTION
     -------      -----------

        a. Resolution of the Board of Directors of The Travelers Life and Annuity Company authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to Registration Statement on Form S-6 filed November 2, 1995.)

        b.        Not applicable.

       c.1. Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56958, filed February 7, 2003.)

       c.2. Selling Agreement, including sales commissions. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       d.1. Form of Variable Life Insurance Contract. (Incorporated herein by reference to Exhibit d.1 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-69773 filed February 19, 2003.)

       d.2. Riders. (Incorporated herein by reference to Exhibit d.2 thru d.10 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-69771, filed February 19th, 2003.)

        e.        Form of Application for Variable Life Insurance Policy.
                  (Incorporated herein by reference to Exhibit e to Post-Effective Amendment No. 4 to the Registration Statement filed on Form N-6, File No. 333-96517, filed February 10, 2003.)

       f.1. Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1997.)

       f.2. By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1997.)

        g. Specimen Reinsurance Contracts. (Incorporated herein by reference to Exhibit g to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7th, 2003.)

        h. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.)

        i.        Not applicable.

        j.        None.

        k. Opinion of Counsel regarding the legality of securities being registered. (Incorporated herein by reference to Exhibit k to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-69773 filed February 19, 2003.)

        l. Actuarial Representation Letter. (Incorporated herein by reference to Exhibit l to Post-Effective Amendment No. 27 to the Registration Statement on Form N-6, File No. 02-88637, filed April 29, 2005.)

        m. Calculations. (Incorporated herein by reference to Exhibit m to Post-Effective Amendment No. 8 to the Registration Statement on Form N-6, File No. 333-69773, filed April 29, 2005.)

        n. Other Opinions. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

        o.        Omitted Financial Statements. Not applicable.

        p.        Initial Capital Agreements. Not applicable.

        q. Redeemability Exemption. (Incorporated herein by reference to Exhibit q to Post-Effective Amendment No. 27 to the Registration Statement on Form N-6, File No. 02-88637, filed April 29, 2005.)

        r.        Powers of Attorney authorizing Michele H. Abate, Thomas S.
                  Clark, John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift to act as signatory for C. Robert Henrikson, Leland C. Launer, Jr., Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the TLAC Variable Annuity Separate Account 2002 Registration Statement on Form N-4, File No. 333-100434, filed September 19, 2005).

ITEM 27.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
------------------            ----------------------

C. Robert Henrikson           Director, Chairman, President and
                              Chief Executive Officer

Leland C. Launer, Jr.         Director

Lisa M. Weber                 Director

Steven A. Kandarian           Executive Vice President and
                              Chief Investment Officer

James L. Lipscomb             Executive Vice President and General Counsel

Gwenn L. Carr                 Senior Vice President and Secretary

Michael K. Farrell            Senior Vice President

Hugh C. McHaffie              Senior Vice President

Joseph J. Prochaska, Jr.      Senior Vice President and Chief Accounting Officer

Stanley J. Talbi              Senior Vice President and Chief Financial Officer

Anthony J. Williamson         Senior Vice President and Treasurer


PRINCIPAL BUSINESS ADDRESS:

     The principal business address of each person shown above is MetLife, Inc., One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101, except that the principal business address for Steven A. Kandarian and Michael K. Farrell is 10 Park Avenue, Morristown, NJ 07962 and for Hugh
     C. McHaffie is 501 Boylston Street, Boston, MA 02117.


ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The Travelers Life and Annuity Company under Connecticut insurance law. The Registrant and Depositor are ultimately controlled by MetLife, Inc.

An organizational chart for MetLife, Inc. is as follows:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF SEPTEMBER 30, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

      3.    Nathan and Lewis Associates of Texas, Inc. (TX)

      4.    Nathan and Lewis Associates Insurance Agency of Massachusetts, Inc.
            (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    CitiInsurance de Brasil Vida e Previdencia S.A. (Brazil)

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

            a) Siembra AFJP S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    CitiInsurance Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19.   MetLife (India) Private Ltd. (India)

      20.   Metropolitan Marine Way Investments Limited (Canada)

      21.   MetLife Private Equity Holdings, LLC (DE)

      22.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      23.   Metropolitan Realty Management, Inc. (DE)

      24.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      25.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        26.   Bond Trust Account A (MA)

        27.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      28.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      29.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (51.6%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

      30.   Corporate Real Estate Holdings, LLC (DE)

      31. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      32.   MetLife Tower Resources Group, Inc. (DE)

      33.   Headland Development Corporation (CA)

      34.   Headland - Pacific Palisades, LLC (CA)

      35.   Headland Properties Associates (CA)

      36.   Krisman, Inc. (MO)

      37.   Special Multi-Asset Receivables Trust (DE)

      38.   White Oak Royalty Company (OK)

      39.   500 Grant Street GP LLC (DE)

      40. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3.    BHI Rodeo LLC (DE)

      4. Citigroup Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      5. Citigroup Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      6. Citigroup Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

            a) Tishman Speyer/Citigroup Alternative Investments Associates III, LLC (DE)

      7.    Pilgrim Investments Highland Park, LLC (CO)

      8.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      9.    Pilgrim Investments York Road, LLC(DE)

      10.   Euro TI Investments LLC (DE)

      11.   Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd (Virgin
                  Islands)

      12.   Hollow Creek, L.L.C. (CT/NC)

      13. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      14. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      15.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      16.   TIC European Real Estate LP, LLC (DE)

      17.   TL&A Insurance Distribution LLC (DE)

      18.   Travelers European Investments LLC (CT)

      19.   Travelers International Investments Ltd. (Cayman Islands)

      20. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      21.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      22.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      23.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      24.   Umbrella Bear, Inc. (FL)

      25.   Ryan/Pilgrim Investments Chandler Freeways LLC (DE)

      26. TRAL & Co. (DE) - is a general partner. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      27.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7



ITEM 29.      INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.


The Depositor's ultimate parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter, as well as certain other subsidiaries of MetLife are covered.



RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)  NAME AND PRINCIPAL            POSITIONS AND OFFICES
     BUSINESS ADDRESS              WITH UNDERWRITER
     ----------------              ----------------

     Leslie Sutherland             President

     Steven J. Brash               Vice President

     Debora L. Buffington *        Vice President, Director of Compliance

     Charles M. Deuth              Vice President, National Accounts

     Anthony J. Dufault *          Vice President

     James R. Fitzpatrick *        Vice President

     Elizabeth M. Forget **        Vice President and Chief Marketing Officer

     Helayne F. Klier **           Vice President

     Paul M. Kos *                 Vice President

     Paul A. LaPiana *             Vice President, Life Insurance
                                   Distribution Division

     Richard C. Pearson *          Vice President and Secretary

     John E. Petersen ***          Vice President

     Robert H. Petersen *****      Vice President and Chief Financial Officer

     Deron J. Richens *            Vice President

     Paul A. Smith                 Vice President

     Cathy Sturdivant *            Vice President

     Paulina Vakouros **           Vice President

     Edward C. Wilson *            Vice President and Chief Distribution Officer

     Anthony J. Williamson         Treasurer

     Michael K. Farrell ****       Manager

     William J. Toppeta            Manager

     Unless otherwise noted, the principal business address of each person shown above is: MetLife, Inc., One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101

     * MetLife Investors, 5 Park Plaza, Suite 1900, Irvine, CA 92614

     ** MetLife, 260 Madison Avenue, New York, NY 10016

     *** MetLife, 13045 Tesson Ferry Road, St. Louis, MO 63128

     **** MetLife, 10 Park Avenue, Morristown, NJ 07962

     ***** MetLife, 485-E US Highway 1 South, 4th floor, Iselin, NJ 08830

(c) Travelers Distribution LLC ("TDLLC"), as the principal underwriter and distributor, does not receive any fees on the Policies. The Company pays compensation directly to broker-dealers who have selling agreements with TDLLC.

     Tower Square Securities, Inc. provides certain limited services to TDLLC in the course of ordinary business as a principal underwriter to maintain its status as a broker-dealer in good standing with the NASD. Tower Square Securities, Inc. allocates such expenses to TDLLC.


ITEM 31.      LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Life and Annuity Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 32.      MANAGEMENT SERVICES

Not Applicable.

ITEM 334.     FEE REPRESENTATION

The Company hereby represents that the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration statement under Rule 485(b) and has duly caused this post-effective amendment to this registration statement to be signed on its behalf by the undersigned duly authorized, in the City of Hartford, and State of Connecticut, on this 18th day of November, 2005.



              THE TRAVELERS FUND UL II FOR VARIABLE LIFE INSURANCE
                                  (Registrant)


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)


                                               By: /s/ Hugh C. McHaffie
                                                   -----------------------------
                                                   Hugh C. McHaffie
                                                   Senior Vice President


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 18th day of November, 2005.


*C. ROBERT HENRIKSON                         Director, Chairman, President and
----------------------------------------     Chief Executive Officer
(C. Robert Henrikson)

*STANLEY J. TALBI                            Senior Vice President and
----------------------------------------     Chief Financial Officer
(Stanley J. Talbi)

*JOSEPH J. PROCHASKA, JR.                    Senior Vice President and
----------------------------------------     Chief Accounting Officer
(Joseph J. Prochaska, Jr.)

*LELAND C, LAUNER, JR.                       Director
----------------------------------------
(Leland C. Launer, Jr.)

*LISA M. WEBER                               Director
----------------------------------------
(Lisa M. Weber)




*By:    /s/ John E. Connolly, Jr.
       -------------------------------------------
       John E. Connolly, Jr., Attorney-in-fact

* The Travelers Life and Annuity Company. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Post-Effective Amendment No. 8 to the TLAC Variable Annuity Separate Account 2002 Registration Statement on Form N-4, File No. 333-100434, filed September 19, 2005.

                                  EXHIBIT INDEX

EXHIBIT
LETTER    DESCRIPTION

  n.      Consent of KPMG LLP, Independent Registered Public Accounting Firm.